UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07763

LITMAN GREGORY FUNDS TRUST

(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200-D, Orinda, California 94563

(Address of principal executive offices) (Zip code)

Jeremy DeGroot

4 Orinda Way, Suite 200-D

Orinda, CA 94563

(Name and address of agent for service)

Copies to:

David Hearth, Esq.

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, California 94105

(925) 254-8999

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 95.3%
Consumer Discretionary: 17.0%
13,435	Amazon.com, Inc.*	$7,975,554
39,500	Comcast Corp. - Class A	2,412,660
56,500	Dollar General Corp.	4,836,400
345,000	Fiat Chrysler Automobiles N.V.*	2,780,700
140,800	General Motors Co.	4,425,344
199,000	Global Eagle Entertainment, Inc.*	1,695,480
74,500	HSN, Inc.	3,897,095
207,200	Interpublic Group of Cos., Inc. (The)	4,755,240
45,700	Lear Corp.	5,080,469
129,000	Liberty Interactive Corp. QVC Group - Class A*	3,257,250
2,400	Priceline Group, Inc. (The)*	3,093,504
51,500	Shutterfly, Inc.*	2,388,055
50,000	Twenty-First Century Fox, Inc. - Class A	1,394,000
87,500	Twenty-First Century Fox, Inc. - Class B	2,467,500
88,000	Urban Outfitters, Inc.*	2,911,920

		53,371,171

Consumer Staples: 2.7%
22,289	Diageo Plc - ADR	2,404,314
36,967	Fresh Market, Inc. (The)*	1,054,669
38,500	Henkel AG & Co. KGaA	3,786,954
18,496	Wal-Mart Stores, Inc.	1,266,791

		8,512,728

Energy: 7.2%
55,000	Anadarko Petroleum Corp.	2,561,350
24,200	Apache Corp	1,181,202
25,200	Baker Hughes, Inc.	1,104,516
27,766	Cameron International Corp.*	1,861,711
35,000	Devon Energy Corp.	960,400
223,720	Encana Corp.	1,362,455
39,678	FMC Technologies, Inc.*	1,085,590
261,196	Frank’s International N.V.	4,304,510
52,000	Newfield Exploration Co.*	1,729,000
79,800	Noble Energy, Inc.	2,506,518
53,791	Schlumberger Ltd.	3,967,086

		22,624,338

Financials: 21.8%
99,065	American Express Co.	6,082,591
56,500	American International Group, Inc.	3,053,825
222,000	Bank of America Corp.	3,001,440
174,735	Bank of New York Mellon Corp. (The)	6,435,490
38	Berkshire Hathaway, Inc. - Class A*	8,111,100
33,500	Berkshire Hathaway, Inc. - Class B*	4,752,980
74,500	Blackstone Group L.P. (The)	2,089,725
52,846	BOK Financial Corp.	2,886,449
40,000	Capital One Financial Corp.	2,772,400
18,000	Chubb Ltd.	2,144,700
68,000	Citigroup, Inc.	2,839,000
28,733	Commerce Bancshares, Inc.	1,291,548

Shares		Value
Financials (continued)
8,500	Fairfax Financial Holdings Ltd.	$4,760,000
115,270	JPMorgan Chase & Co.	6,826,289
7,309	Markel Corp.*	6,516,485
32,152	Northern Trust Corp.	2,095,346
72,000	PacWest Bancorp	2,674,800

		68,334,168

Health Care: 4.0%
19,900	Alexion Pharmaceuticals, Inc.*	2,770,478
18,400	athenahealth, Inc.*	2,553,552
21,694	Centene Corp*	1,335,687
16,884	Haemonetics Corp.*	590,603
7,700	Regeneron Pharmaceuticals, Inc.*	2,775,388
20,720	UnitedHealth Group, Inc.	2,670,808

		12,696,516

Industrials: 9.0%
55,500	Adecco S.A.*	3,628,568
15,273	Deere & Co.	1,175,868
23,241	Emerson Electric Co.	1,263,846
121,000	General Electric Co.	3,846,590
21,500	Honeywell International, Inc.	2,409,075
14,538	Lindsay Corp.	1,041,066
107,000	Oshkosh Corp.	4,373,090
69,000	PACCAR, Inc.	3,773,610
30,827	Ryder System, Inc.	1,996,973
10,622	United Parcel Service, Inc. - Class B	1,120,302
35,720	United Technologies Corp.	3,575,572

		28,204,560

Information Technology: 28.6%
33,500	Accenture Plc - Class A	3,865,900
28,100	Akamai Technologies, Inc.*	1,561,517
40,800	Alibaba Group Holding Ltd. - ADR*	3,224,424
13,270	Alphabet, Inc. - Class A*	10,123,683
8,477	Alphabet, Inc. - Class C*	6,314,941
71,000	Arrow Electronics, Inc.*	4,573,110
16,300	Baidu, Inc. - ADR*	3,111,344
43,200	Facebook, Inc. - Class A*	4,929,120
80,000	Intel Corp.	2,588,000
139,500	Itron, Inc.*	5,819,940
19,300	LinkedIn Corp. - Class A*	2,206,955
30,000	MasterCard, Inc. - Class A	2,835,000
189,000	Oracle Corp.	7,731,990
190,215	Polycom, Inc.*	2,120,897
62,200	salesforce.com, Inc.*	4,592,226
147,000	TE Connectivity Ltd.	9,102,240
134,780	Visa, Inc. - Class A	10,307,975
33,700	Workday, Inc. - Class A*	2,589,508
95,981	Zendesk, Inc.*	2,008,882

		89,607,652

Materials: 3.8%
58,309	HB Fuller Co.	2,475,217
22,800	Monsanto Co.	2,000,472
173,500	Potash Corp. of Saskatchewan, Inc.	2,952,970
35,500	Royal Gold, Inc.	1,820,795

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS (CONTINUED)
Materials (continued)
115,500	Steel Dynamics, Inc.	$2,599,905

		11,849,359

Utilities: 1.2%
73,727	National Fuel Gas Co.	3,690,036

TOTAL COMMON STOCKS (Cost $230,903,534)		298,890,528

Principal Amount		Value
SHORT-TERM INVESTMENTS: 4.6%
REPURCHASE AGREEMENTS: 4.6%
$14,227,000	FICC, 0.03%, 3/31/16, due 04/01/2016 [collateral: par value $9,055,000, Federal Home Loan Bank, 5.500%, due 07/15/2036 value $12,548,738; par value $1,865,000, Federal Home Loan Mortgage Corp., 4.125%, due 10/11/2033 value $1,988,766] (proceeds $14,227,000)	$14,227,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,227,000)		14,227,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $245,130,534): 99.9%		313,117,528

Other Assets in Excess of Liabilities: 0.1%		432,358

NET ASSETS: 100.0%		$313,549,886

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$245,130,534

Gross unrealized appreciation	77,932,586
Gross unrealized depreciation	(9,945,592)

Net unrealized appreciation	$67,986,994

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 94.6%
Australia: 2.2%
9,787,253	Incitec Pivot Ltd.	$23,965,496

Belgium: 2.0%
177,150	Anheuser-Busch InBev N.V.	22,040,884

Brazil: 0.7%
2,445,762	Estacio Participacoes S.A.	8,140,144

China: 2.6%
154,323	Baidu, Inc. - ADR*	29,457,174

Denmark: 5.2%
323,878	Carlsberg A/S - Class B	30,888,424
170,782	DSV A/S	7,115,373
374,769	Novo Nordisk A/S - Class B	20,345,405

		58,349,202

Finland: 3.8%
896,634	Sampo Oyj - Class A	42,622,023

France: 13.3%
505,100	BNP Paribas S.A.	25,442,555
114,967	Danone S.A.	8,184,443
216,260	Essilor International S.A.	26,734,523
987,380	Numericable - SFR	41,594,419
191,404	Valeo S.A.	29,819,717
811,065	Vivendi S.A.	17,069,627

		148,845,284

Germany: 6.6%
127,400	Allianz SE	20,740,537
277,100	Daimler AG	21,260,304
127,233	Linde AG	18,554,351
166,957	SAP SE	13,518,878

		74,074,070

Ireland: 2.3%
97,099	Allergan Plc*	26,025,445

Japan: 9.4%
3,380,000	Daiwa Securities Group, Inc.	20,811,793
938,100	Don Quijote Holdings Co. Ltd.	32,623,036
79,200	FANUC Corp.	12,316,556
942,800	Honda Motor Co. Ltd.	25,877,003
272,600	SoftBank Group Corp.	13,009,931

		104,638,319

Mexico: 0.9%
374,600	Grupo Televisa SAB - ADR	10,286,516

Netherlands: 5.2%
1,682,890	Altice NV - Class A*	30,013,310
23,187	ASML Holding N.V.	2,357,573
3,811,800	CNH Industrial N.V.	25,937,877

		58,308,760

Philippines: 1.1%
35,207,400	Alliance Global Group, Inc.	12,616,399

South Korea: 1.2%
11,290	Samsung Electronics Co. Ltd.	12,952,501

Spain: 5.2%
329,029	Aena S.A.*(a)	42,511,369

Shares		Value
Spain (continued)
740,561	Ferrovial S.A.	$15,927,376

		58,438,745

Switzerland: 7.3%
258,600	Cie Financiere Richemont S.A.	17,150,044
2,263,573	Credit Suisse Group AG*	32,149,469
63,700	Kuehne & Nagel International AG	9,087,180
95,501	Roche Holding AG	23,589,968

		81,976,661

United Kingdom: 20.8%
229,874	Delphi Automotive Plc	17,245,147
1,332,016	Diageo Plc	36,039,000
2,489,344	Informa Plc	24,842,967
932,262	Liberty Global Plc - Series C*	35,015,761
43,657,621	Lloyds Banking Group Plc	42,702,742
1,834,216	Rolls-Royce Holdings Plc*	17,988,457
720,574	Shire Plc	41,022,598
2,557,326	Standard Chartered Plc	17,377,725

		232,234,397

United States: 4.8%
690,536	Las Vegas Sands Corp.	35,686,900
245,000	Schlumberger Ltd.	18,068,750

		53,755,650

TOTAL COMMON STOCKS (Cost $1,026,697,970)		1,058,727,670

Principal Amount		Value
SHORT-TERM INVESTMENTS: 4.8%
REPURCHASE AGREEMENTS: 4.8%
$ 54,078,000	FICC, 0.03%, 3/31/16, due 04/01/2016 [collateral: par value $21,075,000, Federal Home Loan Mortgage Corp., 4.125%, due 10/11/2033, value $22,473,594; par value $32,700,000, Federal National Mortgage Association, 3.400%, due 09/27/2032, value $32,703,038] (proceeds $54,078,000)	$54,078,000

TOTAL SHORT-TERM INVESTMENTS (Cost $54,078,000)		54,078,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,080,775,970): 99.4%		1,112,805,670

Other Assets in Excess of Liabilities: 0.6%		6,832,355

NET ASSETS: 100.0%		$1,119,638,025

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$1,080,775,970

Gross unrealized appreciation	143,002,630
Gross unrealized depreciation	(110,972,930)

Net unrealized appreciation	$32,029,700

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - At March 31, 2016, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2016	Fund Delivering	U.S. $ Value at March 31, 2016	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	4/26/2016	GBP	$2,332,447	USD	$2,346,727	$—	$(14,280)
	4/26/2016	USD	17,288,185	GBP	17,345,305	—	(57,120)
	4/26/2016	USD	4,174,146	GBP	4,324,354	—	(150,208)
	5/2/2016	USD	86,085,059	EUR	89,589,290	—	(3,504,231)
	5/31/2016	CAD	3,748,429	USD	3,609,839	138,590	—
	5/31/2016	CAD	2,379,637	USD	2,291,809	87,828	—
	5/31/2016	CAD	2,517,557	USD	2,442,684	74,873	—
	5/31/2016	CAD	1,874,137	USD	1,819,720	54,417	—
	5/31/2016	USD	10,085,440	CAD	10,519,760	—	(434,320)
	9/21/2016	USD	13,213,382	CHF	13,620,863	—	(407,481)
	12/21/2016	USD	2,325,737	AUD	2,399,330	—	(73,593)

			$146,024,156		$150,309,681	$355,708	$(4,641,233)

Litman Gregory Masters Smaller Companies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 87.7%
Consumer Discretionary: 16.6%
26,150	Aaron’s, Inc.	$656,365
103,470	Apollo Education Group, Inc.*	850,006
26,500	Best Buy Co., Inc.	859,660
44,570	Carrols Restaurant Group, Inc.*	643,591
58,868	Cherokee, Inc.*	1,047,262
37,018	ClubCorp Holdings, Inc.	519,733
115,000	Cumulus Media, Inc. - Class A*	53,394
36,510	Dana Holding Corp.	514,426
29,870	DeVry Education Group, Inc.	515,855
33,000	MDC Partners, Inc. - Class A	778,800

		6,439,092

Energy: 12.6%
14,430	Cimarex Energy Co.	1,403,606
10,730	Helmerich & Payne, Inc.	630,066
23,540	Noble Energy, Inc.	739,391
49,280	Patterson-UTI Energy, Inc.	868,314
15,500	Range Resources Corp.	501,890
46,390	Rowan Cos. Plc - Class A	746,879

		4,890,146

Financials: 13.5%
41,800	AllianceBernstein Holding L.P.	979,374
44,633	CNO Financial Group, Inc.	799,823
153,700	Forestar Group, Inc.*	2,004,248
89,800	Leucadia National Corp.	1,452,066

		5,235,511

Health Care: 2.1%
22,943	Greatbatch, Inc.*	817,689
50	Myriad Genetics, Inc.*	1,871
1	NUVECTRA Corp.	5

		819,565

Industrials: 12.6%
10,450	AGCO Corp.	519,365
7,700	Armstrong World Industries, Inc.*	372,449
1,700	Avis Budget Group, Inc.*	46,520
18,100	Delta Air Lines, Inc.	881,108
150,000	Heritage-Crystal Clean, Inc.*	1,491,000
42,800	Taser International, Inc.*	840,164
29,400	USG Corp.*	729,414

		4,880,020

Information Technology: 21.6%
39,380	ARRIS International Plc*	902,590
13,670	Avnet, Inc.	605,581
68,000	Brocade Communications Systems, Inc.	719,440
19,500	Corning, Inc.	407,355
16,240	InterDigital, Inc.	903,756
8,500	Knowles Corp.*	112,030
23,000	Microsemi Corp.*	881,130
94,432	Ruckus Wireless, Inc.*	926,378
17,900	ViaSat, Inc.*	1,315,292
350,000	Westell Technologies, Inc. - Class A*	409,500

Shares		Value
Information Technology (continued)
25,000	Western Digital Corp.	$1,181,000

		8,364,052

Materials: 5.3%
40,700	American Vanguard Corp.	642,246
20,300	FMC Corp.	819,511
36,600	Goldcorp, Inc.	594,018

		2,055,775

Telecommunication Services: 3.4%
23,800	Millicom International Cellular S.A.	1,312,094

TOTAL COMMON STOCKS (Cost $33,501,429)		33,996,255

Principal Amount		Value
SHORT-TERM INVESTMENTS: 12.4%
REPURCHASE AGREEMENTS: 12.4%
$ 4,829,000	FICC, 0.03%, 3/31/16, due 04/01/2016 [collateral: par value $2,950,000, Federal Home Loan Bank, 5.500%, due 07/15/2036, value 4,088,214; par value $800,000, Federal Home Loan Mortgage Corp, 4.125%, due 10/11/2033, value 853,090] (proceeds $4,829,000)	$4,829,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,829,000)		4,829,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $38,330,429): 100.1%		38,825,255

Liabilities in Excess of Other Assets: (0.1)%		(42,832)

NET ASSETS: 100.0%		$38,782,423

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$38,330,429

Gross unrealized appreciation	5,492,889
Gross unrealized depreciation	(4,998,063)

Net unrealized appreciation	$494,826

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 35.8%
Consumer Discretionary: 6.1%
13,536	Advance Auto Parts, Inc.(a)	$2,170,362
4,850	Amazon.com, Inc.*(a)	2,879,154
170,342	Cablevision Systems Corp. - Class A(a)	5,621,286
18,651	Charter Communications, Inc. - Class A*(a)	3,775,522
74,188	Comcast Corp. - Class A(a)	4,531,403
8,830	DISH Network Corp. - Class A*	408,476
52,789	Dollar Tree, Inc.*(a)	4,352,981
5,356	General Motors Co.	168,339
804,200	Genting Malaysia Bhd	935,811
2,061	Genuine Parts Co.	204,781
11,164	Hilton Worldwide Holdings, Inc.	251,413
19,118	Interpublic Group of Cos., Inc. (The)	438,758
205,222	Jarden Corp.*(a)	12,097,837
1,772	Johnson Controls, Inc.	69,055
18,181	Journal Media Group, Inc.	217,445
1,210	McDonald’s Corp.	152,073
46,546	Naspers Ltd. - Class N	6,519,819
40,697	Nexstar Broadcasting Group, Inc. - Class A	1,801,656
143,342	Office Depot, Inc.*	1,017,728
112,435	Pinnacle Entertainment, Inc.*	3,946,468
138,320	Regis Corp.*	2,101,081
298,611	RONA, Inc.	5,448,753
29,264	Starwood Hotels & Resorts Worldwide, Inc.	2,441,496
5,710	TEGNA, Inc.	133,957
69,653	Time Warner Cable, Inc.(a)	14,252,397
74,082	Tower International, Inc.	2,015,030
61,471	Tumi Holdings, Inc.*	1,648,652
203	Whirlpool Corp.	36,609
160,390	WPP Plc	3,752,528

		83,390,870

Consumer Staples: 2.7%
3,531	Altria Group, Inc.	221,253
6,350	Carlsberg A/S - Class B	605,603
128,647	Coca-Cola Co. (The)(a)	5,967,934
20,002	Constellation Brands, Inc. - Class A(a)	3,022,102
13,394	Costco Wholesale Corp.(a)	2,110,627
1,954	CVS Health Corp.	202,688
99,787	Fresh Market, Inc. (The)*	2,846,923
9,630	Henkel AG & Co. KGaA	947,230
35,639	Kraft Heinz Co. (The)(a)	2,799,800
4,147	Kroger Co. (The)	158,623
113,760	Lenta Ltd.*(b)	715,550
2,145	Mead Johnson Nutrition Co.	182,261
39,275	Molson Coors Brewing Co. - Class B(a)	3,777,470
81,569	Mondelez International, Inc. - Class A(a)	3,272,548
50,439	Nomad Foods Ltd.*	454,455
25,627	PepsiCo, Inc.(a)	2,626,255
2,401	Philip Morris International, Inc.	235,562
5,024	Procter & Gamble Co. (The)	413,525
4,766	Reynolds American, Inc.	239,778
66,651	SABMiller Plc	4,079,128
404,307	Safeway Casa Ley CVR(c)	158,286

Shares		Value
Consumer Staples (continued)
404,307	Safeway PDC LLC CVR(c)	$9,178
31,080	Unilever N.V.	1,394,050

		36,440,829

Energy: 1.8%
1	California Resources Corp.	1
240,364	Cameron International Corp.*	16,116,406
3,573	Chevron Corp.	340,864
19,300	CONSOL Energy, Inc.	213,458
8,108	Delek US Holdings, Inc.	123,566
6,682	Exxon Mobil Corp.	558,548
148,200	Gazprom PAO - ADR	638,742
46,905	Halliburton Co.	1,675,447
4,985	Hess Corp.	262,460
15,600	Lukoil PJSC - ADR	599,274
15,922	Marathon Oil Corp.	177,371
27,900	Occidental Petroleum Corp.(a)	1,909,197
22,072	OGX Petroleo e Gas S.A. - ADR*	16,554
63,200	Rosneft OAO - GDR	287,055
19,101	Schlumberger Ltd.(a)	1,408,699
44,320	Scorpio Tankers, Inc.	258,386
433,800	Surgutneftegas OAO - (Preference Shares)	289,501
1,131	Valero Energy Corp.	72,542

		24,948,071

Financials: 5.1%
1,819	Alleghany Corp.*	902,588
40,092	Ally Financial, Inc.*	750,522
77,774	American Express Co.	4,775,324
150,690	American International Group, Inc.(a)	8,144,794
91,880	Aon Plc(a)	9,596,866
374,850	Bank of America Corp.	5,067,972
5,776	BB&T Corp.	192,168
182,338	CIT Group, Inc.	5,657,948
177,870	Citigroup, Inc.	7,426,072
254,000	Countrywide Plc	1,408,412
345,791	FirstMerit Corp.(a)	7,278,901
45,530	Groupe Bruxelles Lambert S.A.	3,759,776
9,212	JPMorgan Chase & Co.	545,535
56,388	Legg Mason, Inc.	1,955,536
300,601	Leucadia National Corp.	4,860,718
67,240	LPL Financial Holdings, Inc.	1,667,552
3,238	MetLife, Inc.	142,278
30,459	National Retail Properties, Inc.	1,407,206
3,927	PacWest Bancorp	145,888
2,255	PNC Financial Services Group, Inc. (The)	190,705
1,441	Prudential Financial, Inc.	104,069
8,710	Public Storage(a)	2,402,479
219,440	Sberbank of Russia - (Preference Shares)	256,541
30,780	Sberbank of Russia - ADR	213,613
3,945	US Bancorp	160,128
12,259	Wells Fargo & Co.	592,845

		69,606,436

Health Care: 2.3%
4,019	AbbVie, Inc.	229,565
89,770	Affymetrix, Inc.*	1,257,678
24,876	Alere, Inc.*	1,258,975
14,003	Allergan Plc*	3,753,224

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS (CONTINUED)
Health Care (continued)
1,068	Amgen, Inc.	$160,125
82,794	Baxalta, Inc.(a)	3,344,878
67,114	Bristol-Myers Squibb Co.(a)	4,287,242
76,161	Centene Corp*	4,689,258
210,004	Chelsea Therapeutics International(c)	11,928
2,608	Eli Lilly & Co.	187,802
43,349	Johnson & Johnson(a)	4,690,362
127,662	Pfizer, Inc.(a)	3,783,902
22,500	Thermo Fisher Scientific, Inc.(a)	3,185,775
245,666	Trius Therapeudics, Inc.*(c)	22,601
54,584	XenoPort, Inc.*	246,174

		31,109,489

Industrials: 4.8%
89,413	ADT Corp. (The)(a)	3,689,180
7,527	CSX Corp.	193,820
40,409	Danaher Corp.(a)	3,833,198
3,852	Eaton Corp. Plc	240,981
40,069	Esterline Technologies Corp.*	2,567,221
354,399	General Electric Co.(a)	11,266,344
142,403	HC2 Holdings, Inc.*	543,979
26,261	Honeywell International, Inc.(a)	2,942,545
41,580	Jardine Strategic Holdings Ltd.	1,241,163
18,623	Lockheed Martin Corp.(a)	4,124,995
603,240	Meggitt Plc	3,527,090
102,580	PowerSecure International, Inc.*	1,917,220
21,528	Raytheon Co.(a)	2,639,979
4,134	Republic Services, Inc.	196,985
135,140	Rush Enterprises, Inc. - Class A*	2,464,954
17,500	Sound Holding FP Luxemburg*(c)	848,022
989,662	TNT Express N.V.	8,888,123
7,431	Tyco International Plc	272,792
91,472	United Technologies Corp.	9,156,347
243,053	USG People N.V.	4,810,799
4,134	Waste Management, Inc.	243,906

		65,609,643

Information Technology: 9.2%
10,734	Alphabet, Inc. - Class A*(a)	8,188,968
1,896	Alphabet, Inc. - Class C*	1,412,425
52,170	Analog Devices, Inc.	3,087,942
21,035	Apple, Inc.(a)	2,292,605
29,646	ARM Holdings Plc - ADR(a)	1,295,234
341,942	Atmel Corp.	2,776,569
11,592	Canon, Inc. - ADR	345,673
2,278	CGI Group, Inc. - Class A*	108,843
79,463	Checkpoint Systems, Inc.*	804,165
251,320	Cisco Systems, Inc.(a)	7,155,080
20,636	Cypress Semiconductor Corp.	178,708
7,728	Electronics For Imaging, Inc.*	327,590
34,978	Epiq Systems, Inc.	525,369
51,717	Facebook, Inc. - Class A*(a)	5,900,910
3,588	Genpact Ltd.*	97,558
104,202	Heartland Payment Systems, Inc.(a)	10,062,787
5,808	Intel Corp.	187,889

Shares		Value
Information Technology (continued)
265	International Business Machines Corp.	$40,134
63,572	KLA-Tencor Corp.(a)	4,628,677
267,935	Microsoft Corp.(a)	14,798,050
72,432	Newport Corp.*	1,665,936
335,202	Oracle Corp.(a)	13,713,114
95,245	Polycom, Inc.*	1,061,982
57,576	QUALCOMM, Inc.	2,944,437
42,180	Rofin-Sinar Technologies, Inc.*	1,359,040
83,686	SanDisk Corp.	6,366,831
170,650	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(a)	4,471,030
84,680	TE Connectivity Ltd.	5,243,385
236,614	Tencent Holdings Ltd.	4,834,896
4,764	Texas Instruments, Inc.	273,549
83,380	TiVo, Inc.*	792,944
3,475	Visa, Inc. - Class A	265,768
11,651	VMware, Inc. - Class A*	609,464
260,933	Yahoo!, Inc.*(a)	9,604,944
320,682	Youku Tudou, Inc. - ADR*(a)	8,815,548

		126,238,044

Materials: 2.1%
44,942	Airgas, Inc.(a)	6,365,585
744,140	Alcoa, Inc.	7,128,861
26,696	Axiall Corp.	583,041
93,640	CF Industries Holdings, Inc.	2,934,678
3,298	Dow Chemical Co. (The)	167,736
1,557	EI du Pont de Nemours & Co.	98,589
1,848	International Paper Co.	75,842
60,700	MMC Norilsk Nickel PJSC - ADR	786,672
1,597	Nucor Corp.	75,538
138,940	Owens-Illinois, Inc.*	2,217,482
1,641	PPG Industries, Inc.	182,955
445,178	Rexam Plc	4,058,654
21,212	Syngenta AG - ADR	1,756,778
25,141	Valspar Corp. (The)	2,690,590

		29,123,001

Telecommunication Services: 0.2%
3,130	CenturyLink, Inc.	100,035
109,609	Frontier Communications Corp.	612,714
47,179	Leap Wireless International, Inc.*(c)	146,255
164,008	NII Holdings, Inc.*	906,964
16,462	Verizon Communications, Inc.	890,265

		2,656,233

Utilities: 1.5%
96,965	AGL Resources, Inc.(a)	6,316,300
46,309	Edison International(a)	3,329,154
3,264	Exelon Corp.	117,047
8,290	ITC Holdings Corp.	361,195
34,622	NextEra Energy, Inc.(a)	4,097,168
6,743	PG&E Corp.	402,692
58,022	Sempra Energy(a)	6,037,189

		20,660,745

TOTAL COMMON STOCKS (Cost $461,301,162)		489,783,361

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Shares		Value
PREFERRED STOCKS: 0.2%
Consumer Discretionary: 0.1%
	RONA, Inc.
44,075	3.324%(d)	$656,776

Industrials: 0.1%
	Element Communication Aviation
170	0.00%	1,666,000

TOTAL PREFERRED STOCKS (Cost $2,338,703)		2,322,776

EXCHANGE-TRADED FUNDS: 0.1%
23,010	Consumer Staples Select Sector SPDR Fund	1,220,680
666	Technology Select Sector SPDR Fund	29,544

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,174,942)		1,250,224

Principal Amount^		Value
ASSET-BACKED SECURITIES: 3.2%
	AIM Aviation Finance Ltd.
831,280	Series 2015-1A-B1 5.072%, 02/15/2040(b)(e)	$824,912
	American Homes 4 Rent
300,000	Series 2014-SFR1-E 2.941%, 06/17/2031(b)(f)	278,859
875,000	Series 2014-SFR2-E 6.231%, 10/17/2036(b)	873,733
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(b)	600,459
845,000	Series 2015-SFR1-E 5.639%, 04/17/2052(b)	812,528
	AmeriCredit Automobile Receivables
162,000	Series 2015-4-D 3.720%, 12/08/2021	163,949
	AmeriCredit Automobile Receivables Trust
90,000	Series 2013-4-D 3.310%, 10/08/2019	91,780
	APIDOS CLO XIX
1,000,000	Series 2014-19A-D 4.370%, 10/17/2026(b)(f)	893,292
	Babson CLO Ltd. 2014-III
1,000,000	Series 2014-3A-D2 4.826%, 01/15/2026(b)(f)	903,777
1,000,000	Series 2014-3A-E2 7.122%, 01/15/2026(b)(f)	766,054
	CAM Mortgage LLC
602,111	Series 2015-1-A 3.500%, 07/15/2064(b)(e)	604,156
	Colony American Finance Ltd.
480,000	Series 2015-1-D 5.649%, 10/15/2047(b)	511,105
	Colony American Homes
610,000	Series 2014-1A-C 2.291%, 05/17/2031(b)(f)	586,617
675,000	Series 2014-2A-E 3.630%, 07/17/2031(b)(f)	638,669
255,000	Series 2015-1A-D 2.591%, 07/17/2032(b)(f)	237,805

Principal Amount^		Value
	Cronos Containers Program I Ltd.
$ 519,630	Series 2014-2A-A 3.270%, 11/18/2029(b)	$496,424
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 5.700%, 09/25/2036(e)	541,808
	DT Auto Owner Trust
175,000	Series 2014-3A-D 4.470%, 11/15/2021(b)	174,166
930,000	Series 2016-1A-D 4.660%, 12/15/2022(b)	920,722
	Flagship Credit Auto Trust
500,000	Series 2015-2-D 5.980%, 08/15/2022(b)	457,477
570,000	Series 2015-3-D 7.120%, 11/15/2022	563,884
	GE Account Receivable Funding LLC
1,500,000	6.989%, 08/24/2017(c)	1,500,000
	Global Container Assets 2014 Holdings Ltd.
679,167	Series 2014-1-C 6.000%, 01/05/2030(b)(c)	597,531
253,571	Series 2014-1-D 7.500%, 01/05/2030(b)(c)	207,675
1,185,000	Series 2014-1-E 0.000%, 01/05/2030(b)(c)	244,702
	Global Container Assets Ltd.
263,440	Series 2015-1A-B 4.500%, 02/05/2030(b)	251,767
	GSAA Home Equity Trust
841,152	Series 2006-10-AF5 6.448%, 06/25/2036(e)	422,909
	Honda Auto Receivables Owner Trust
730,000	Series 2015-3-A3 1.270%, 04/18/2019	732,168
	Invitation Homes Trust
530,000	Series 2014-SFR1-B 1.941%, 06/17/2031(b)(f)	516,680
180,000	Series 2015-SFR1-E 4.641%, 03/17/2032(b)(f)	176,636
	JP Morgan Mortgage Acquisition Trust
1,000,000	Series 2007-CH1-AF5 4.956%, 11/25/2036(e)	935,138
	Lehman XS Trust
3,000,000	Series 2005-6-3A3A 5.760%, 11/25/2035(e)	1,689,464
1,775,404	Series 2006-8-3A3 5.498%, 06/25/2036(e)	1,649,769
	Long Beach Mortgage Loan Trust
186,680	Series 2005-WL2-M1 1.138%, 08/25/2035(f)	185,565
	Madison Park Funding XIV Ltd.
500,000	Series 2014-14A-D 4.224%, 07/20/2026(b)(f)	451,829
	Oak Hill Advisors Residential Loan Trust
355,790	Series 2015-NPL2-A1 3.721%, 07/25/2055(b)(e)	354,384
	Octagon Investment Partners XXI Ltd.
1,000,000	Series 2014-1A-C 4.268%, 11/14/2026(b)(f)	864,847

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
$ 1,000,000	Series 2014-1A-D 7.218%, 11/14/2026(b)(f)	$866,560
	Octagon Investment Partners XXII Ltd.
500,000	Series 2014-1A-D2 5.201%, 11/25/2025(b)(f)	455,174
500,000	Series 2014-1A-E2 7.371%, 11/25/2025(b)(f)	436,877
	OneMain Financial Issuance Trust
490,000	Series 2014-1A-A 2.430%, 06/18/2024(b)	488,860
255,000	Series 2014-2A-A 2.470%, 09/18/2024(b)	254,324
265,000	Series 2014-2A-B 3.020%, 09/18/2024(b)	256,431
1,120,000	Series 2014-2A-D 5.310%, 09/18/2024(b)	1,052,314
450,000	Series 2015-1A-A 3.190%, 03/18/2026(b)	446,099
675,000	Series 2015-3A-B 4.160%, 11/20/2028(b)	594,992
	Park Place Securities, Inc.
8,000,000	Series 2005-WHQ1-M5 1.558%, 03/25/2035(f)	6,685,330
	RCO Depositor II LLC
751,418	Series 2015-2A-A 4.500%, 11/25/2045(b)(d)	753,585
	RCO Mortgage LLC
800,000	Series 2015-2A-M 5.000%, 11/25/2045	766,560
	Residential Asset Mortgage Products, Inc.
48,487	Series 2006-RS5-A3 0.603%, 09/25/2036(f)	48,111
	Residential Asset Securities Corp. Trust
136,024	Series 2006-EMX2-A2 0.633%, 02/25/2036(f)	135,498
1,512,334	Series 2006-EMX6-A3 0.583%, 07/25/2036(f)	1,326,164
	Rise Ltd.
435,433	Series 2014-1-A 4.750%, 02/15/2039(c)(d)	431,079
	Santander Drive Auto Receivables Trust
1,580,000	Series 2016-1-C 3.090%, 04/15/2022	1,575,866
	Shenton Aircraft Investment I Ltd.
773,373	Series 2015-1A-A 4.750%, 10/15/2042(b)	767,070
	Sierra Timeshare Receivables Funding LLC
24,965	Series 2012-1A-A 2.840%, 11/20/2028(b)	25,066
107,892	Series 2013-1A-A 1.590%, 11/20/2029(b)	106,331
265,455	Series 2013-3A-A 2.200%, 10/20/2030(b)	264,575
	SoFi Professional Loan Program LLC
71,531	Series 2014-B-A1 1.683%, 08/25/2032(b)(f)	70,470
790,000	Series 2016-A-B 3.570%, 01/26/2038	763,664

Principal Amount^		Value
	Springleaf Funding Trust
$ 290,411	Series 2014-AA-A 2.410%, 12/15/2022(b)	$289,678
	Sunset Mortgage Loan Co. LLC
628,167	Series 2015-NPL1-A 4.459%, 09/18/2045(b)(e)	629,986
	TAL Advantage V LLC
383,333	Series 2013-2A-A 3.550%, 11/20/2038(b)	367,874
	Terwin Mortgage Trust
1,723,043	Series 2006-3-2A2 0.643%, 04/25/2037(b)(f)	1,398,772
	VOLT XXXI LLC
263,141	Series 2015-NPL2-A1 3.375%, 02/25/2055(b)(e)	260,105

TOTAL ASSET-BACKED SECURITIES (Cost $45,439,995)		44,240,655

BANK LOANS: 0.7%
	Aptean, Inc.
450,800	5.250%, 02/26/2020	439,719
	Bennu Oil & Gas LLC
27,534	1.000%, 11/01/2018(g)	3,304
	Continental Building Products LLC
406,102	4.000%, 08/28/2020	398,487
	Emerald Performance Materials LLC
75,412	4.500%, 08/01/2021	74,205
	Energy Transfer Equity, L.P.
207,045	3.250%, 12/02/2019	185,600
242,848	4.000%, 12/02/2019	219,575
	Gates Global, Inc.
277,624	4.250%, 07/06/2021	262,789
	Grosvenor Capital Management Holdings, LLP
156,654	3.750%, 01/04/2021	154,500
	Harbourvest Partners LLC
79,061	3.250%, 02/04/2021	78,171
	Hub International Ltd.
514,500	4.250%, 10/02/2020	502,373
	Hyperion Insurance Group Ltd.
277,200	5.500%, 04/29/2022	265,073
	Integra Telecom, Inc.
673,200	5.250%, 08/14/2020	637,184
	Onsite US Finco LLC
985,998	5.500%, 07/30/2021	828,238
	OSG Bulk Ships, Inc.
82,534	5.250%, 08/05/2019	74,900
	Pinnacle Operating Corp.
120,644	4.750%, 11/15/2018	105,563
	Ply Gem Industries, Inc.
248,755	4.000%, 02/01/2021	245,024
	Power Buyer LLC
551,203	4.250%, 05/06/2020	542,935
	Presidio, Inc.
1,235,024	5.250%, 02/02/2022	1,214,955
	Sable International Finance Ltd.
385,000	1.000%, 11/23/2022(g)	385,206
315,000	1.000%, 11/23/2022(g)	315,169
	Southcross Energy Partners, L.P.
172,802	5.250%, 08/04/2021	122,948
	SRAM LLC
248,991	4.000%, 04/10/2020	207,285
	Talbots, Inc. (The)
306,041	5.500%, 03/19/2020	286,660
	USAGM HoldCo LLC
633,413	4.750%, 07/28/2022	614,410

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Vizient, Inc.
$ 545,000	6.250%, 02/13/2023	$550,221
	Western DigitalCorp.
1,460,000	1.000%, 03/16/2023(g)	1,444,947

TOTAL BANK LOANS (Cost $10,525,532)		10,159,441

CONVERTIBLE BONDS: 0.7%
Communications: 0.0%
	LinkedIn Corp.
215,000	0.500%, 11/01/2019	195,784

Consumer, Cyclical: 0.1%
	CalAtlantic Group, Inc.
600,000	0.250%, 06/01/2019	534,000
	Iconix Brand Group, Inc.
435,000	1.500%, 03/15/2018	300,150
	KB Home
165,000	1.375%, 02/01/2019	153,038
	Navistar International Corp.
302,000	4.500%, 10/15/2018	181,577
442,000	4.750%, 04/15/2019	265,200

		1,433,965

Consumer, Non-cyclical: 0.1%
	BioMarin Pharmaceutical, Inc.
555,000	1.500%, 10/15/2020	660,797
	Brookdale Senior Living, Inc.
155,000	2.750%, 06/15/2018	148,412

		809,209

Diversified: 0.0%
	RWT Holdings, Inc.
130,000	5.625%, 11/15/2019	118,219

Energy: 0.2%
	Chesapeake Energy Corp.
1,433,000	2.500%, 05/15/2037	920,702
	Whiting Petroleum Corp.
3,395,000	1.250%, 04/01/2020(b)	1,992,441

		2,913,143

Financial: 0.0%
	Redwood Trust, Inc.
325,000	4.625%, 04/15/2018	305,906
	Walter Investment Management Corp.
340,000	4.500%, 11/01/2019	195,713

		501,619

Industrial: 0.2%
	Hornbeck Offshore Services, Inc.
2,500,000	1.500%, 09/01/2019	1,507,812
	RTI International Metals, Inc.
650,000	1.625%, 10/15/2019	683,313

		2,191,125

Technology: 0.1%
	Brocade Communications Systems, Inc.
285,000	1.375%, 01/01/2020	283,753

Principal Amount^		Value
Technology (continued)
	Micron Technology, Inc.
$ 305,000	Series G 3.000%, 11/15/2043	$209,306
	Novellus Systems, Inc.
145,000	2.625%, 05/15/2041	353,982

		847,041

TOTAL CONVERTIBLE BONDS (Cost $11,223,508)		9,010,105

CORPORATE BONDS: 18.5%
Basic Materials: 0.2%
	Albemarle Corp.
457,000	4.150%, 12/01/2024	453,244
	Glencore Finance Canada Ltd.
100,000	4.950%, 11/15/2021(b)	90,045
400,000	4.250%, 10/25/2022(b)	334,459
200,000	6.000%, 11/15/2041(b)	156,445
200,000	5.550%, 10/25/2042(b)	154,465
	Glencore Funding LLC
400,000	3.125%, 04/29/2019(b)	365,000
100,000	2.875%, 04/16/2020(b)	89,083
300,000	4.625%, 04/29/2024(b)	249,825
	Hercules, Inc.
180,000	6.500%, 06/30/2029	141,300
	Solvay Finance America LLC
500,000	4.450%, 12/03/2025(b)	511,710

		2,545,576

Communications: 2.7%
	Alcatel-Lucent USA, Inc.
665,000	6.500%, 01/15/2028	688,275
955,000	6.450%, 03/15/2029	1,019,463
	Cablevision Systems Corp.
620,000	8.625%, 09/15/2017	657,200
775,000	7.750%, 04/15/2018	808,418
	CCO Holdings LLC / CCO Holdings Capital Corp.
275,000	5.125%, 05/01/2023(b)	280,500
	CCO Safari II LLC
1,725,000	6.484%, 10/23/2045(b)	1,924,757
	Clear Channel Worldwide Holdings, Inc.
3,630,000	Series B 7.625%, 03/15/2020	3,348,675
	Cox Communications, Inc.
400,000	4.700%, 12/15/2042(b)	331,400
765,000	4.500%, 06/30/2043(b)	626,436
	CSC Holdings LLC
265,000	5.250%, 06/01/2024	236,844
	DISH DBS Corp.
175,000	5.875%, 07/15/2022	166,250
3,485,000	5.875%, 11/15/2024	3,210,556
	Frontier Communications Corp.
3,510,000	11.000%, 09/15/2025(b)	3,540,712
	Grupo Televisa SAB
9,270,000 (MXN)	7.250%, 05/14/2043	446,069
	LIN Television Corp.
1,691,000	6.375%, 01/15/2021	1,769,209
675,000	5.875%, 11/15/2022	686,813
	NBCUniversal Enterprise, Inc.
520,000	5.250%, 03/29/2049(b)(h)	536,900
	Neptune Finco Corp.
4,867,000	10.875%, 10/15/2025(b)	5,302,596

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	Oi S.A.
2,765,000 (BRL)	9.750%, 09/15/2016(b)	$277,364
	Sprint Communications, Inc.
3,815,000	6.000%, 12/01/2016	3,810,231
754,000	9.125%, 03/01/2017	770,965
	Time Warner Cable, Inc.
780,000	4.500%, 09/15/2042	694,952
	Viacom, Inc.
4,000,000	4.875%, 06/15/2043	3,343,368
	Windstream Services LLC
2,650,000	7.750%, 10/15/2020	2,292,250

		36,770,203

Consumer, Cyclical: 1.6%
	Air Canada 2015-2 Class B Pass Through Trust
2,020,000	5.000%, 06/15/2025(b)	1,921,525
	Boyd Gaming Corp.
380,000	6.375%, 04/01/2026(b)	396,150
	Foot Locker, Inc.
295,000	8.500%, 01/15/2022	332,013
	Ford Motor Credit Co. LLC
1,685,000	4.389%, 01/08/2026	1,788,186
	General Motors Co.
110,000	6.750%, 04/01/2046	125,473
	General Motors Financial Co., Inc.
1,030,000	5.250%, 03/01/2026	1,079,345
	Interval Acquisition Corp.
1,205,000	5.625%, 04/15/2023(b)	1,214,038
	Latam Airlines 2015-1 Pass Through Trust B
5,610,000	4.500%, 08/15/2025(b)	4,796,550
	MGM Resorts International
740,000	6.000%, 03/15/2023	769,600
	Navistar International Corp.
2,300,000	8.250%, 11/01/2021	1,690,500
	Pinnacle Entertainment, Inc.
2,525,000	8.750%, 05/15/2020	2,619,688
3,497,000	7.750%, 04/01/2022	3,851,071
	Wyndham Worldwide Corp.
1,035,000	5.100%, 10/01/2025	1,089,471

		21,673,610

Consumer, Non-cyclical: 1.3%
	AbbVie, Inc.
2,870,000	3.600%, 05/14/2025	3,018,408
	BRF S.A.
1,200,000 (BRL)	7.750%, 05/22/2018(b)	282,142
	Cosan Luxembourg S.A.
300,000 (BRL)	9.500%, 03/14/2018(b)	69,691
	Express Scripts Holding Co.
1,305,000	4.500%, 02/25/2026	1,353,794
	Greatbatch Ltd.
1,315,000	9.125%, 11/01/2023(b)	1,306,781
	MEDNAX, Inc.
135,000	5.250%, 12/01/2023(b)	140,738
	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
670,000	7.875%, 10/01/2022(b)	626,450
	Valeant Pharmaceuticals International, Inc.
400,000	5.625%, 12/01/2021(b)	317,000

Principal Amount^		Value
Consumer, Non-cyclical (continued)
$ 1,755,000	5.500%, 03/01/2023(b)	$1,388,644
6,830,000	5.875%, 05/15/2023(b)	5,387,162
	Verisk Analytics, Inc.
1,185,000	5.500%, 06/15/2045	1,162,190
	VRX Escrow Corp.
3,345,000 (EUR)	4.500%, 05/15/2023(b)	2,823,718

		17,876,718

Diversified: 0.0%
	Alfa SAB de C.V.
400,000	6.875%, 03/25/2044(b)	402,000

Energy: 5.9%
	Anadarko Petroleum Corp.
1,320,000	4.500%, 07/15/2044	1,039,157
	Antero Resources Corp.
295,000	5.375%, 11/01/2021	274,350
1,275,000	5.125%, 12/01/2022	1,163,437
	Baytex Energy Corp.
65,000	5.125%, 06/01/2021(b)	46,150
1,825,000	5.625%, 06/01/2024(b)	1,236,437
	Bellatrix Exploration Ltd.
710,000	8.500%, 05/15/2020(b)	360,325
	Bonanza Creek Energy, Inc.
625,000	6.750%, 04/15/2021	178,125
1,830,000	5.750%, 02/01/2023	494,100
	California Resources Corp.
23,000	5.000%, 01/15/2020	5,348
427,000	5.500%, 09/15/2021	96,075
892,000	8.000%, 12/15/2022(b)	345,650
4,498,000	6.000%, 11/15/2024	1,023,295
	Chesapeake Energy Corp.
25,000	6.625%, 08/15/2020	9,875
105,000	6.125%, 02/15/2021	40,950
50,000	5.375%, 06/15/2021	18,000
1,290,000	4.875%, 04/15/2022	457,950
	Concho Resources, Inc.
520,000	5.500%, 10/01/2022	513,500
1,500,000	5.500%, 04/01/2023	1,477,500
	ConocoPhillips
1,175,000	6.500%, 02/01/2039	1,288,774
	ConocoPhillips Co.
1,065,000	4.950%, 03/15/2026	1,113,940
	CONSOL Energy, Inc.
200,000	8.250%, 04/01/2020	144,000
3,100,000	5.875%, 04/15/2022	2,249,422
1,300,000	8.000%, 04/01/2023	977,860
	Continental Resources, Inc.
3,940,000	5.000%, 09/15/2022	3,415,487
200,000	4.500%, 04/15/2023	168,250
1,765,000	3.800%, 06/01/2024	1,403,175
630,000	4.900%, 06/01/2044	472,500
	Devon Energy Corp.
1,533,000	5.000%, 06/15/2045	1,147,943
	Diamond Offshore Drilling, Inc.
270,000	4.875%, 11/01/2043	178,851
	Diamondback Energy, Inc.
1,930,000	7.625%, 10/01/2021	1,997,550
	Eclipse Resources Corp.
1,525,000	8.875%, 07/15/2023(b)	800,625
	Enable Midstream Partners L.P.
1,400,000	5.000%, 05/15/2044	991,522
	Energy Transfer Partners L.P.
95,000	5.150%, 03/15/2045	74,092
2,065,000	6.125%, 12/15/2045	1,859,411

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	Energy XXI Gulf Coast, Inc.
$ 650,000	11.000%, 03/15/2020(b)	$94,250
	EnLink Midstream Partners L.P.
500,000	5.600%, 04/01/2044	347,463
	Enterprise Products Operating LLC
135,000	3.700%, 02/15/2026	132,683
	Foresight Energy LLC / Foresight Energy Finance Corp.
4,680,000	7.875%, 08/15/2021(b)	3,252,600
	Halcon Resources Corp.
1,330,000	8.625%, 02/01/2020(b)	949,287
2,345,000	9.750%, 07/15/2020	427,962
	Kinder Morgan Energy Partners L.P.
285,000	3.450%, 02/15/2023	264,818
400,000	3.500%, 09/01/2023	362,973
450,000	5.625%, 09/01/2041	391,803
570,000	4.700%, 11/01/2042	449,293
120,000	5.000%, 03/01/2043	99,336
	Marathon Oil Corp.
1,240,000	5.200%, 06/01/2045	868,547
	Matador Resources Co.
1,560,000	6.875%, 04/15/2023	1,501,500
	McDermott International, Inc.
8,500,000	8.000%, 05/01/2021(b)	6,693,750
	MEG Energy Corp.
310,000	6.500%, 03/15/2021(b)	188,713
900,000	6.375%, 01/30/2023(b)	535,500
1,505,000	7.000%, 03/31/2024(b)	895,475
	MPLX L.P.
200,000	4.500%, 07/15/2023(b)	184,715
120,000	4.000%, 02/15/2025	103,651
	MPLX L.P. Co.
3,390,000	4.875%, 12/01/2024(b)	3,135,167
	Noble Energy, Inc.
290,000	5.625%, 05/01/2021	291,768
1,025,000	5.050%, 11/15/2044	876,042
	Noble Holding International Ltd.
95,000	5.250%, 03/15/2042	47,388
1,530,000	7.950%, 04/01/2045	860,074
	Oasis Petroleum, Inc.
75,000	7.250%, 02/01/2019	57,563
1,720,000	6.875%, 03/15/2022	1,281,400
	OGX Austria GmbH
795,000	8.500%, 06/01/2018(b)(c)(i)	16
600,000	8.375%, 04/01/2022(b)(c)(i)	12
	Pacific Exploration and Production Corp.
440,000	5.375%, 01/26/2019(b)(c)	74,527
1,510,000	5.125%, 03/28/2023(b)(c)	264,250
2,030,000	5.625%, 01/19/2025(b)(c)	355,250
	Petrobras Global Finance B.V.
2,560,000	4.875%, 03/17/2020	2,136,832
3,400,000	5.375%, 01/27/2021	2,819,042
130,000	6.750%, 01/27/2041	94,120
	Petroleos Mexicanos
4,100,000 (MXN)	7.650%, 11/24/2021(b)	232,096
	Plains All American Pipeline L.P. / PAA Finance Corp.
1,622,000	4.700%, 06/15/2044	1,215,588
	Regency Energy Partners L.P. / Regency Energy Finance Corp.
600,000	5.750%, 09/01/2020	600,191

Principal Amount^		Value
Energy (continued)
	Rice Energy, Inc.
$ 1,155,000	6.250%, 05/01/2022	$1,010,625
	RSP Permian, Inc.
4,515,000	6.625%, 10/01/2022	4,469,850
	Sabine Pass Liquefaction LLC
1,860,000	5.625%, 03/01/2025	1,780,950
	SandRidge Energy, Inc.
975,000	8.750%, 06/01/2020(b)	241,313
	SM Energy Co.
65,000	6.500%, 11/15/2021	48,263
850,000	6.125%, 11/15/2022	623,900
310,000	6.500%, 01/01/2023	220,100
680,000	5.000%, 01/15/2024	474,089
55,000	5.625%, 06/01/2025	38,483
	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp.
578,000	7.375%, 02/01/2020(b)	404,600
492,000	7.375%, 02/01/2020(b)	344,400
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
195,000	6.375%, 08/01/2022	189,150
120,000	5.250%, 05/01/2023	111,300
480,000	4.250%, 11/15/2023	423,600
2,470,000	6.750%, 03/15/2024(b)	2,439,125
	Transocean, Inc.
7,005,000	6.800%, 03/15/2038	3,537,525
	Ultra Petroleum Corp.
145,000	5.750%, 12/15/2018(b)	10,875
430,000	6.125%, 10/01/2024(b)	34,133
	Western Refining Logistics L.P. / WNRL Finance Corp.
480,000	7.500%, 02/15/2023	429,600
	Whiting Petroleum Corp.
1,160,000	6.500%, 10/01/2018	794,600
215,000	5.000%, 03/15/2019	149,963
	Williams Cos., Inc. (The)
2,060,000	5.750%, 06/24/2044	1,380,200
	Williams Partners L.P.
755,000	4.000%, 09/15/2025	608,686
1,945,000	5.100%, 09/15/2045	1,403,965

		80,318,566

Financial: 3.7%
	365 Bond
269,906	9.000%, 04/19/2017(c)	269,906
	450 Hayes
179,000	9.000%, 06/20/2016(c)	179,000
	801 S. Broadway
905,143	9.500%, 08/22/2016(c)	905,143
	Air Lease Corp.
450,000	3.750%, 02/01/2022	448,606
1,490,000	4.250%, 09/15/2024	1,475,100
	Aircastle Ltd.
530,000	5.500%, 02/15/2022	555,504
	Ally Financial, Inc.
22,000	8.000%, 03/15/2020	24,695
	Ambac Assurance Corp.
5,656,765	5.100%, 06/07/2020(b)	6,250,725
	American International Group, Inc.
1,635,000	3.900%, 04/01/2026	1,643,399
	Assicurazioni Gene Residential Accredit Loans, Inc. SpA
600,000 (EUR)	7.750%, 12/12/2042(d)	823,503

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Bank of America Corp.
$ 1,220,000	4.200%, 08/26/2024	$1,244,501
1,165,000	3.950%, 04/21/2025	1,161,310
	Barclays Plc
1,700,000	4.375%, 01/12/2026	1,671,474
	Brixmor Operating Partnership L.P.
1,225,000	3.850%, 02/01/2025	1,124,511
	Corp. Financiera de Desarrollo S.A.
260,000	3.250%, 07/15/2019(b)	265,200
545,000	5.250%, 07/15/2029(b)(d)	550,450
	Credit Agricole S.A.
1,600,000	7.875%, 12/29/2049(b)(d)(h)	1,518,120
	Deutsche Bank AG
850,000	4.500%, 04/01/2025	740,097
	Echo Brickell
209,757	10.000%, 10/19/2017(c)	209,757
	Healthcare Realty Trust, Inc.
475,000	3.875%, 05/01/2025	462,315
	Host Hotels & Resorts L.P.
245,000	5.250%, 03/15/2022	265,047
	HSBC Holdings Plc
1,210,000	4.300%, 03/08/2026	1,252,429
	Intesa Sanpaolo SpA
4,000,000	5.017%, 06/26/2024(b)	3,751,948
940,000	5.710%, 01/15/2026(b)	913,950
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
1,900,000	5.875%, 08/01/2021(b)	1,669,625
	Morgan Stanley
1,275,000	4.350%, 09/08/2026	1,314,822
	Muse Residences
625,426	11.750%, 08/04/2018(c)	625,426
	Old Republic International Corp.
1,910,000	4.875%, 10/01/2024	1,993,641
	Pacific City Retail
87,000	11.250%, 06/19/2017(c)	87,000
	Quicken Loans, Inc.
2,560,000	5.750%, 05/01/2025(b)	2,496,000
	Rialto Holdings LLC / Rialto Corp.
1,169,000	7.000%, 12/01/2018(b)	1,154,387
	Royal Bank of Scotland Group Plc
405,000	6.125%, 12/15/2022	430,792
3,790,000	8.000%, 12/29/2049(d)(h)	3,623,240
	Santander Holdings USA, Inc.
2,775,000	4.500%, 07/17/2025	2,858,083
	Santander UK Group Holdings Plc
600,000	4.750%, 09/15/2025(b)	569,277
	SLS Hotel
312,560	9.500%, 11/20/2017(c)	312,560
	Societe Generale S.A.
2,530,000	7.875%, 12/29/2049(d)(h)	2,365,472
2,600,000	7.875%, 12/29/2049(b)(d)(h)	2,430,919
	Springleaf Finance Corp.
287,000	5.750%, 09/15/2016	289,216
	Walter Investment Management Corp.
1,300,000	7.875%, 12/15/2021	851,500

		50,778,650

Principal Amount^		Value
Government: 0.1%
	Financiera de Desarrollo Territorial S.A. Findeter
6,675,000,000 (COP)	7.875%, 08/12/2024(b)(c)	$1,903,705

Industrial: 1.1%
	Atrium Windows & Doors, Inc.
125,000	7.750%, 05/01/2019(b)	93,125
	Avnet, Inc.
340,000	4.625%, 04/15/2026	344,383
	Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II Is
190,000	6.000%, 06/15/2017(b)	189,169
	Bombardier, Inc.
366,000	7.750%, 03/15/2020(b)	316,590
100,000	5.750%, 03/15/2022(b)	75,000
100,000	6.000%, 10/15/2022(b)	75,500
700,000	6.125%, 01/15/2023(b)	533,750
1,600,000	7.500%, 03/15/2025(b)	1,224,000
	Cemex SAB de C.V.
2,300,000	6.125%, 05/05/2025(b)	2,156,250
1,045,000	7.750%, 04/16/2026(b)	1,073,633
	Flextronics International Ltd.
490,000	4.750%, 06/15/2025	481,425
	Hornbeck Offshore Services, Inc.
186,000	5.875%, 04/01/2020	113,460
287,000	5.000%, 03/01/2021	173,635
	Keysight Technologies, Inc.
1,910,000	4.550%, 10/30/2024	1,864,395
	KLX, Inc.
410,000	5.875%, 12/01/2022(b)	410,000
	LSB Industries, Inc.
3,260,000	7.750%, 08/01/2019	3,007,350
	Meccanica Holdings USA, Inc.
1,031,000	6.250%, 01/15/2040(b)	987,182
	NCI Building Systems, Inc.
335,000	8.250%, 01/15/2023(b)	354,263
	OSX 3 Leasing B.V.
1,216,328	13.000%, 03/20/2015(b)(i)	276,715
	Owens Corning
315,000	4.200%, 12/01/2024	315,159
	Textron Financial Corp.
725,000	6.000%, 02/15/2067(b)(d)	523,812

		14,588,796

Technology: 1.1%
	HP Enterprise Co.
2,415,000	4.900%, 10/15/2025(b)	2,490,053
	KLA-Tencor Corp.
1,347,000	4.650%, 11/01/2024	1,360,058
	Micron Technology, Inc.
1,355,000	5.250%, 01/15/2024(b)	1,097,550
1,485,000	5.625%, 01/15/2026(b)	1,180,575
	Open Text Corp.
1,463,000	5.625%, 01/15/2023(b)	1,499,575
	Western Digital Corp.
2,468,000	7.375%, 04/01/2023	2,523,530
4,978,000	10.500%, 04/01/2024	5,002,890

		15,154,231

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Utilities: 0.8%
	Cia de Eletricidade do Estado da Bahia
500,000 (BRL)	11.750%, 04/27/2016(b)	$137,622
	EDP Finance B.V.
805,000	4.125%, 01/15/2020(b)	810,152
	Enel SpA
2,400,000	8.750%, 09/24/2073(b)(d)	2,676,000
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
6,414,057	11.750%, 03/01/2022(b)(i)	6,991,322
	NGL Energy Partners L.P. / NGL Energy Finance Corp.
890,000	5.125%, 07/15/2019	542,900

		11,157,996

TOTAL CORPORATE BONDS (Cost $274,317,402)		253,170,051

FOREIGN GOVERNMENT AGENCIES: 0.1%
	Provincia de Buenos Aires
1,380,000	Series 144A 9.125%, 03/16/2024(b)	1,415,397
	Republic of Poland
600,000	3.250%, 04/06/2026	599,124

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost $1,958,120)		2,014,521

GOVERNMENT SECURITIES & AGENCY ISSUE: 1.8%
	Hellenic Republic Government Bond
75,000 (EUR)	3.000%, 02/24/2035(e)	49,330
75,000 (EUR)	3.000%, 02/24/2036(e)	48,714
165,000 (EUR)	3.000%, 02/24/2038(e)	106,305
540,000 (EUR)	3.000%, 02/24/2039(e)	346,516
380,000 (EUR)	3.000%, 02/24/2041(e)	243,490
	United States Treasury Inflation Protected Security
16,894,221	0.125%, 04/15/2020(a)	17,260,809
	United States Treasury Note
6,000,000	1.625%, 11/15/2022	6,045,936

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $23,276,062)		24,101,100

LIMITED PARTNERSHIPS: 0.1%
1,300,000	U.S. Farming Realty Trust II, L.P.(c)	1,399,925

TOTAL LIMITED PARTNERSHIPS (Cost $1,280,036)		1,399,925

MORTGAGE-BACKED SECURITIES: 23.6%
	Adjustable Rate Mortgage Trust
116,218	Series 2004-4-3A1 2.866%, 03/25/2035(d)	112,978
134,396	Series 2004-5-5A1 2.725%, 04/25/2035(d)	129,267
3,000,000	Series 2005-2-6M2 1.416%, 06/25/2035(f)	2,746,680
614,849	Series 2006-1-2A1 3.173%, 03/25/2036(d)	446,645

Principal Amount^		Value
	Ajax Mortgage Loan Trust
$ 5,761,651	Series 2015-B-A 3.875%, 07/25/2060(b)(e)	$5,784,044
	Banc of America Alternative Loan Trust
145,500	Series 2003-10-1A1 5.500%, 12/25/2033	147,713
325,872	Series 2003-10-3A1 5.500%, 12/25/2033	329,867
145,449	Series 2003-8-1CB1 5.500%, 10/25/2033	147,193
226,922	Series 2005-6-CB7 5.250%, 07/25/2035	206,721
995,155	Series 2006-7-A4 5.998%, 10/25/2036(e)	625,581
	Banc of America Funding Corp.
204,098	Series 2004-B-4A2 2.808%, 11/20/2034(d)	197,729
86,475	Series 2005-5-1A1 5.500%, 09/25/2035	89,977
152,371	Series 2005-7-3A1 5.750%, 11/25/2035	155,456
345,763	Series 2006-6-1A2 6.250%, 08/25/2036	339,692
1,741,368	Series 2006-7-T2A3 5.695%, 10/25/2036(d)	1,442,285
724,843	Series 2006-A-4A1 2.834%, 02/20/2036(f)	600,276
911,782	Series 2006-B-7A1 4.435%, 03/20/2036(f)	816,212
1,542,864	Series 2010-R9-3A3 5.500%, 12/26/2035(b)	1,287,515
	Banc of America Funding Trust
6,747,721	Series 2007-1-TA4 6.090%, 01/25/2037(e)	5,559,909
163,353	Series 2007-4-5A1 5.500%, 11/25/2034	152,672
5,931,630	Series 2010-R5-1A3 6.000%, 10/26/2037(b)	4,990,918
	Banc of America Mortgage Trust
57,374	Series 2005-A-2A1 2.935%, 02/25/2035(f)	56,124
	BCAP LLC Trust
1,454,518	Series 2010-RR12-1A7 2.211%, 06/26/2037(b)(d)	1,443,215
443,101	Series 2010-RR6-6A2 9.300%, 07/26/2037(b)(d)	408,233
3,814,329	Series 2011-R11-2A4 5.500%, 12/26/2035(b)	2,986,147
	Bear Stearns Adjustable Rate Mortgage Trust
551,757	Series 2004-6-2A1 2.971%, 09/25/2034(f)	507,604
399,033	Series 2005-12-11A1 2.733%, 02/25/2036(d)	306,774
	Bear Stearns Asset-Backed Securities I Trust
818,271	Series 2006-AC1-1A1 6.250%, 02/25/2036(e)	573,670
	BLCP Hotel Trust
300,000	Series 2014-CLRN-D 2.936%, 08/15/2029(b)(f)	281,046
300,000	Series 2014-CLRN-E 4.106%, 08/15/2029(b)(f)	286,857

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	BXHTL Mortgage Trust
$ 1,338,574	8.638%, 05/15/2018(c)	$1,338,574
	Chase Mortgage Finance Trust
608,402	Series 2007-A1-11M1 2.624%, 03/25/2037(f)	569,106
5,272,396	Series 2007-S2-1A9 6.000%, 03/25/2037	4,533,767
2,664,026	Series 2007-S3-1A15 6.000%, 05/25/2037	2,222,615
	ChaseFlex Trust
2,193,630	Series 2007-3-2A1 0.733%, 07/25/2037(f)	1,626,067
	Citicorp Mortgage Securities Trust
6,217,390	Series 2006-7-1A1 6.000%, 12/25/2036	5,663,336
	Citigroup Mortgage Loan Trust
5,984,049	Series 2011-12-1A2 3.682%, 04/25/2036(b)(d)	4,622,071
598,548	Series 2014-11-2A1 0.576%, 08/25/2036(b)(f)	522,425
	Citigroup Mortgage Loan Trust, Inc.
159,661	Series 2005-2-1A4 2.717%, 05/25/2035(d)	149,367
384,181	Series 2005-5-2A2 5.750%, 08/25/2035	330,224
6,333,410	Series 2005-5-3A2A 2.801%, 10/25/2035(d)	5,081,039
1,405,200	Series 2009-6-8A2 6.000%, 08/25/2022(b)(d)	1,407,488
	Citimortgage Alternative Loan Trust
295,365	Series 2006-A4-1A1 6.000%, 09/25/2036	262,078
569,724	Series 2006-A5-1A13 0.883%, 10/25/2036(f)	393,966
560,663	Series 2006-A5-1A2 6.117%, 10/25/2036(f)(j)	127,589
957,610	Series 2007-A4-1A13 5.750%, 04/25/2037	812,879
490,326	Series 2007-A4-1A6 5.750%, 04/25/2037	416,219
	CitiMortgage Alternative Loan Trust
4,565,418	Series 2007-A6-1A5 6.000%, 06/25/2037	3,940,134
	COMM Mortgage Trust
81,606	Series 2014-SAVA-A 1.587%, 06/15/2034(b)(f)	80,238
150,000	Series 2014-SAVA-B 2.187%, 06/15/2034(b)(f)	147,026
300,000	Series 2014-SAVA-C 2.837%, 06/15/2034(b)(f)	293,067
1,634,513	Series 2014-UBS4-E 3.750%, 08/10/2047(b)	903,579
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(b)	840,908
3,502,605	Series 2014-UBS4-G 3.750%, 08/10/2047(b)(c)	753,060
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(b)(c)(d)	0
	Countrywide Alternative Loan Trust
115,841	Series 2003-20CB-2A1 5.750%, 10/25/2033	119,247
93,759	Series 2003-9T1-A7 5.500%, 07/25/2033	93,151

Principal Amount^		Value
$ 1,150,058	Series 2004-13CB-A4 0.010%, 07/25/2034(k)(l)	$913,446
110,157	Series 2004-14T2-A11 5.500%, 08/25/2034	115,387
92,820	Series 2004-28CB-5A1 5.750%, 01/25/2035	93,913
108,287	Series 2004-J3-1A1 5.500%, 04/25/2034	110,374
87,890	Series 2005-14-2A1 0.643%, 05/25/2035(f)	72,407
222,304	Series 2005-J1-2A1 5.500%, 02/25/2025	226,883
4,151,797	Series 2006-13T1-A13 6.000%, 05/25/2036	3,490,998
734,159	Series 2006-31CB-A7 6.000%, 11/25/2036	609,193
6,404,076	Series 2006-36T2-2A1 6.250%, 12/25/2036	4,893,396
512,637	Series 2006-J1-2A1 7.000%, 02/25/2036	244,529
361,550	Series 2007-16CB-2A1 0.883%, 08/25/2037(f)	214,783
104,696	Series 2007-16CB-2A2 50.975%, 08/25/2037(f)	268,823
690,639	Series 2007-19-1A34 6.000%, 08/25/2037	542,961
2,024,458	Series 2007-20-A12 6.250%, 08/25/2047	1,714,487
611,416	Series 2007-22-2A16 6.500%, 09/25/2037	469,104
98,064	Series 2007-4CB-1A7 5.750%, 04/25/2037	87,674
6,362,831	Series 2007-HY2-1A 2.719%, 03/25/2047(f)	5,514,034
4,316,911	Series 2007-HY7C-A4 0.663%, 08/25/2037(f)	3,609,146
1,019,375	Series 2008-2R-2A1 6.000%, 08/25/2037	834,751
5,975,393	Series 2008-2R-4A1 6.250%, 08/25/2037	4,953,763
	Countrywide Home Loan Mortgage Pass-Through Trust
175,825	Series 2004-12-8A1 2.895%, 08/25/2034(f)	154,649
24,075	Series 2004-HYB4-2A1 2.650%, 09/20/2034(f)	23,210
119,579	Series 2004-HYB8-4A1 3.227%, 01/20/2035(f)	115,678
138,330	Series 2005-11-4A1 0.703%, 04/25/2035(f)	112,368
173,105	Series 2005-21-A17 5.500%, 10/25/2035	161,590
1,307,015	Series 2005-23-A1 5.500%, 11/25/2035	1,190,211
807,274	Series 2005-HYB8-4A1 2.820%, 12/20/2035(d)	713,852
5,867,715	Series 2006-9-A1 6.000%, 05/25/2036	5,350,787
337,104	Series 2007-10-A5 6.000%, 07/25/2037	292,498
1,593,012	Series 2007-13-A5 6.000%, 08/25/2037	1,496,709
	Credit Suisse First Boston Mortgage Securities Corp.
108,132	Series 2003-AR26-7A1 2.732%, 11/25/2033(d)	104,340

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 69,251	Series 2003-AR28-4A1 2.833%, 12/25/2033(d)	$68,083
279,942	Series 2004-AR4-3A1 2.847%, 05/25/2034(d)	262,644
3,363,246	Series 2005-10-10A3 6.000%, 11/25/2035	2,140,509
146,331	Series 2005-10-5A4 5.500%, 11/25/2035	133,333
2,103,439	Series 2005-11-7A1 6.000%, 12/25/2035	1,762,293
	Credit Suisse Mortgage-Backed Trust
1,405,017	Series 2006-6-1A10 6.000%, 07/25/2036	1,052,080
71,118	Series 2006-8-4A1 6.500%, 10/25/2021	59,139
1,261,628	Series 2007-1-4A1 6.500%, 02/25/2022	842,905
144,708	Series 2007-2-2A5 5.000%, 03/25/2037	141,058
1,066,141	Series 2010-7R-4A17 6.000%, 04/26/2037(b)(d)	1,026,748
3,148,564	Series 2011-17R-1A2 5.750%, 02/27/2037(b)	2,877,398
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
20,829	Series 2005-3-4A4 5.250%, 06/25/2035	20,559
118,417	Series 2005-5-1A4 5.500%, 11/25/2035(d)	112,990
	Deutsche Mortgage and Asset Receiving Corp.
4,235,293	Series 2014-RS1-1A2 8.171%, 07/27/2037(b)(d)	3,144,549
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
336,680	Series 2006-PR1-3A1 11.513%, 04/15/2036(b)(f)	379,960
	DSLA Mortgage Loan Trust
237,933	Series 2005-AR5-2A1A 0.762%, 09/19/2045(f)	172,222
	Extended Stay America Trust
721,000	Series 2013-ESH7-D7 4.036%, 12/05/2031(b)(d)	731,851
	Federal Home Loan Mortgage Corp.
580,000	Series 2013-DN2-M2 4.683%, 11/25/2023(f)	573,583
250,000	Series 2014-DN2-M2 2.083%, 04/25/2024(f)	247,399
620,000	Series 2015-DNA1-M2 2.283%, 10/25/2027(f)	613,678
1,392,278	Series 3118-SD 6.264%, 02/15/2036(f)(j)	260,285
530,293	Series 3301-MS 5.664%, 04/15/2037(f)(j)	80,305
751,215	Series 3303-SE 5.644%, 04/15/2037(f)(j)	115,514
488,289	Series 3303-SG 5.664%, 04/15/2037(f)(j)	75,370
291,987	Series 3382-SB 5.564%, 11/15/2037(f)(j)	41,043
702,997	Series 3382-SW 5.864%, 11/15/2037(f)(j)	103,758

Principal Amount^		Value
$ 395,280	Series 3384-S 5.954%, 11/15/2037(f)(j)	$53,143
459,352	Series 3384-SG 5.874%, 08/15/2036(f)(j)	68,035
4,037,534	Series 3404-SA 5.564%, 01/15/2038(f)(j)	719,464
437,557	Series 3417-SX 5.744%, 02/15/2038(f)(j)	49,600
286,612	Series 3423-GS 5.214%, 03/15/2038(f)(j)	34,263
2,838,799	Series 3423-TG 0.350%, 03/15/2038(f)(j)	22,857
6,329,064	Series 3435-S 5.544%, 04/15/2038(f)(j)	1,074,548
294,742	Series 3445-ES 5.564%, 05/15/2038(f)(j)	40,043
825,029	Series 3523-SM 5.564%, 04/15/2039(f)(j)	130,581
503,628	Series 3560-KS 5.964%, 11/15/2036(f)(j)	84,297
584,395	Series 3598-SA 5.914%, 11/15/2039(f)(j)	87,411
1,706,405	Series 3630-AI 1.931%, 03/15/2017(d)(j)	24,667
365,995	Series 3641-TB 4.500%, 03/15/2040	402,468
223,387	Series 3646-AI 4.500%, 06/15/2024(j)	3,242
1,772,240	Series 3728-SV 4.014%, 09/15/2040(f)(j)	188,588
561,697	Series 3758-S 5.594%, 11/15/2040(f)(j)	89,565
3,624,412	Series 3770-SP 6.064%, 11/15/2040(f)(j)	435,020
668,252	Series 3815-ST 5.414%, 02/15/2041(f)(j)	108,050
1,269,179	Series 3859-SI 6.164%, 05/15/2041(f)(j)	272,368
510,899	Series 3872-SL 5.514%, 06/15/2041(f)(j)	77,959
386,348	Series 3900-SB 5.534%, 07/15/2041(f)(j)	55,679
90,148	Series 3946-SM 13.391%, 10/15/2041(f)	98,432
1,745,273	Series 3957-DZ 3.500%, 11/15/2041	1,804,512
1,740,197	Series 3972-AZ 3.500%, 12/15/2041	1,758,235
7,619,595	Series 3984-DS 5.514%, 01/15/2042(f)(j)	1,270,121
5,299,106	Series 4223-AT 3.000%, 07/15/2043(f)	5,243,168
4,238,044	Series 4229-MS 6.937%, 07/15/2043(f)	4,348,371
5,862,821	Series 4239-OU 0.010%, 07/15/2043(k)(l)	4,472,579
6,812,550	Series 4291-MS 5.464%, 01/15/2054(f)(j)	1,188,972
6,749,517	Series 4302-GS 5.714%, 02/15/2044(f)(j)	1,376,972
8,952,354	Series 4314-MS 5.664%, 07/15/2043(f)(j)	1,255,021
9,194,888	Series 4407-PS 5.164%, 06/15/2044(f)(j)	1,569,867

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal National Mortgage Association
$ 788,252	Series 2003-84-PZ 5.000%, 09/25/2033	$880,624
164,434	Series 2005-104-SI 6.267%, 12/25/2033(f)(j)	6,310
2,753,432	Series 2005-42-SA 6.367%, 05/25/2035(f)(j)	428,705
4,768,595	Series 2006-92-LI 6.147%, 10/25/2036(f)(j)	1,096,128
1,199,375	Series 2007-39-AI 5.687%, 05/25/2037(f)(j)	216,481
395,021	Series 2007-57-SX 6.187%, 10/25/2036(f)(j)	62,696
295,727	Series 2007-68-SA 6.217%, 07/25/2037(f)(j)	45,438
166,077	Series 2008-1-CI 5.867%, 02/25/2038(f)(j)	21,783
4,033,451	Series 2008-33-SA 5.567%, 04/25/2038(f)(j)	736,057
270,539	Series 2008-56-SB 5.627%, 07/25/2038(f)(j)	38,898
8,070,783	Series 2009-110-SD 5.817%, 01/25/2040(f)(j)	1,536,883
239,769	Series 2009-111-SE 5.817%, 01/25/2040(f)(j)	31,469
791,781	Series 2009-86-CI 5.367%, 09/25/2036(f)(j)	108,179
382,499	Series 2009-87-SA 5.567%, 11/25/2049(f)(j)	61,366
337,875	Series 2009-90-IB 5.287%, 04/25/2037(f)(j)	40,404
451,337	Series 2010-11-SC 4.367%, 02/25/2040(f)(j)	56,931
217,054	Series 2010-115-SD 6.167%, 11/25/2039(f)(j)	39,555
7,498,926	Series 2010-123-SK 5.617%, 11/25/2040(f)(j)	1,474,946
2,871,680	Series 2010-134-SE 6.217%, 12/25/2025(f)(j)	399,538
543,842	Series 2010-15-SL 4.517%, 03/25/2040(f)(j)	62,447
469,052	Series 2010-9-GS 4.317%, 02/25/2040(f)(j)	52,891
6,420	Series 2011-110-LS 9.223%, 11/25/2041(f)	9,015
834,193	Series 2011-111-VZ 4.000%, 11/25/2041	913,898
1,777,455	Series 2011-141-PZ 4.000%, 01/25/2042	1,849,820
458,718	Series 2011-5-PS 5.967%, 11/25/2040(f)(j)	45,288
1,533,304	Series 2011-63-AS 5.487%, 07/25/2041(f)(j)	264,964
468,267	Series 2011-63-ZE 4.000%, 08/25/2038	474,267
4,222,164	Series 2011-93-ES 6.067%, 09/25/2041(f)(j)	876,231
3,338,115	Series 2012-106-SA 5.727%, 10/25/2042(f)(j)	679,679
222,663	Series 2013-115-NS 10.845%, 11/25/2043(f)	225,873

Principal Amount^		Value
$ 2,687,109	Series 2013-15-SC 4.934%, 03/25/2033(f)	$2,774,525
5,787,725	Series 2013-51-HS 4.880%, 04/25/2043(f)	5,339,053
7,620,211	Series 2013-53-ZC 3.000%, 06/25/2043	7,489,739
3,711,610	Series 2013-67-NS 5.351%, 07/25/2043(f)	3,430,139
5,429,434	Series 2013-74-HZ 3.000%, 07/25/2043	5,420,044
8,367,261	Series 2014-50-WS 5.767%, 08/25/2044(f)(j)	1,514,270
	First Horizon Alternative Mortgage Securities Trust
1,519,335	Series 2006-FA6-1A4 6.250%, 11/25/2036	1,173,875
547,308	Series 2007-FA4-1A7 6.000%, 08/25/2037	409,137
	First Horizon Asset Securities, Inc.
4,959,704	Series 2007-5-A1 6.250%, 11/25/2037	4,196,694
	First Horizon Mortgage Pass-Through Trust
445,380	Series 2006-1-1A10 6.000%, 05/25/2036	407,212
	GMAC Mortgage Loan Trust
482,401	Series 2005-AR4-3A1 3.195%, 07/19/2035(f)	438,431
	Government National Mortgage Association
1,302,511	Series 2007-21-S 5.759%, 04/16/2037(f)(j)	237,314
506,174	Series 2008-69-SB 7.198%, 08/20/2038(f)(j)	110,034
605,161	Series 2009-104-SD 5.909%, 11/16/2039(f)(j)	95,503
182,654	Series 2010-98-IA 5.842%, 03/20/2039(d)(j)	19,310
1,251,796	Series 2011-45-GZ 4.500%, 03/20/2041	1,352,201
464,365	Series 2011-69-OC 0.010%, 05/20/2041(k)(l)	431,891
9,424,975	Series 2011-69-SC 4.948%, 05/20/2041(f)(j)	1,244,146
1,319,123	Series 2011-89-SA 5.018%, 06/20/2041(f)(j)	184,047
7,555,569	Series 2012-135-IO 0.684%, 01/16/2053(d)	379,009
7,329,004	Series 2013-102-BS 5.718%, 03/20/2043(f)(j)	978,571
9,481,557	Series 2014-145-CS 5.159%, 05/16/2044(f)(j)	1,402,549
7,304,704	Series 2014-156-PS 5.818%, 10/20/2044(f)(j)	1,196,394
11,434,534	Series 2014-5-SA 5.118%, 01/20/2044(f)(j)	1,587,210
9,787,727	Series 2014-58-SG 5.159%, 04/16/2044(f)(j)	1,449,233
11,239,878	Series 2014-76-SA 5.168%, 01/20/2040(f)(j)	1,559,665
10,203,491	Series 2014-95-CS 5.809%, 06/16/2044(f)(j)	1,918,189
	GP Portfolio Trust
379,881	Series 2014-GPP-A 1.386%, 02/15/2027(b)(f)	373,137

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	GS Mortgage Securities Trust
$ 1,095,000	Series 2007-GG10-AM 5.794%, 08/10/2045(d)	$1,045,987
	GSR Mortgage Loan Trust
148,922	Series 2004-14-5A1 2.875%, 12/25/2034(f)	143,350
212,665	Series 2005-4F-6A1 6.500%, 02/25/2035	214,020
1,549,764	Series 2005-9F-2A1 6.000%, 01/25/2036	1,365,652
407,713	Series 2005-AR4-6A1 2.869%, 07/25/2035(f)	400,831
785,385	Series 2005-AR6-4A5 2.804%, 09/25/2035(f)	782,900
554,878	Series 2006-7F-3A4 6.250%, 08/25/2036	409,957
1,888,936	Series 2006-8F-2A1 6.000%, 09/25/2036	1,718,707
	Harborview Mortgage Loan Trust
347,008	Series 2003-2-1A 0.802%, 10/19/2033(f)	324,062
	Hilton USA Trust
265,000	Series 2013-HLT-CFX 3.714%, 11/05/2030(b)	265,689
180,000	Series 2013-HLT-DFX 4.407%, 11/05/2030(b)	180,559
200,000	Series 2013-HLT-EFX 5.222%, 11/05/2030(b)(d)	201,663
	Impac Secured Assets Trust
2,684,913	Series 2007-3-A1A 0.543%, 09/25/2037(f)	1,690,514
	IndyMac INDX Mortgage Loan Trust
599,280	Series 2005-AR11-A3 2.709%, 08/25/2035(f)	485,927
4,580,782	Series 2006-AR5-2A1 3.796%, 05/25/2036(f)	3,887,415
6,689,713	Series 2006-R1-A3 2.708%, 12/25/2035(d)	5,416,760
	IndyMac Mortgage Loan Trust
263,621	Series 2005-16IP-A1 1.073%, 07/25/2045(f)	214,075
693,269	Series 2006-AR3-1A1 2.924%, 12/25/2036(f)	608,040
	JP Morgan Alternative Loan Trust
401,072	Series 2006-A1-3A1 3.187%, 03/25/2036(d)	348,447
27,024	Series 2006-A1-5A1 2.793%, 03/25/2036(d)	18,856
	JP Morgan Chase Commercial Mortgage Securities Trust
210,000	Series 2007-LDPX-AM 5.464%, 01/15/2049(d)	208,544
660,000	Series 2015-SGP-D 4.936%, 07/15/2036(b)(f)	646,400
	JP Morgan Mortgage Trust
163,004	Series 2003-A2-3A1 2.137%, 11/25/2033(f)	158,689
775,974	Series 2004-S1-2A1 6.000%, 09/25/2034	785,802
196,133	Series 2005-A1-6T1 2.768%, 02/25/2035(f)	194,728
212,716	Series 2005-A2-3A2 2.590%, 04/25/2035(d)	204,969

Principal Amount^		Value
$ 116,491	Series 2005-A3-4A1 2.810%, 06/25/2035(d)	$117,162
5,632,019	Series 2005-ALT1-3A1 2.645%, 10/25/2035(d)	4,575,380
1,062,792	Series 2005-S3-1A11 6.000%, 01/25/2036	857,989
260,873	Series 2005-S3-1A9 6.000%, 01/25/2036	210,602
217,080	Series 2006-A1-1A2 2.669%, 02/25/2036(f)	192,206
361,535	Series 2006-A7-2A4 2.781%, 01/25/2037(f)	318,848
224,718	Series 2007-A1-4A2 2.725%, 07/25/2035(f)	221,277
240,812	Series 2007-S1-1A2 5.500%, 03/25/2022	241,998
264,377	Series 2007-S1-2A22 5.750%, 03/25/2037	215,054
1,364,131	Series 2007-S3-1A97 6.000%, 08/25/2037	1,191,497
1,036,172	Series 2008-R2-2A 5.500%, 12/27/2035(b)	954,091
	JP Morgan Trust
4,417,473	Series 2015-3-A3 3.500%, 05/25/2045(b)(d)	4,511,713
	Lehman Mortgage Trust
3,344,626	Series 2006-2-2A3 5.750%, 04/25/2036	3,356,298
	Lehman XS Trust
640,891	Series 2006-4N-A2A 0.653%, 04/25/2046(f)	446,905
	Master Adjustable Rate Mortgages Trust
311,978	Series 2004-7-3A1 2.608%, 07/25/2034(d)	301,952
189,115	Series 2006-2-1A1 2.810%, 04/25/2036(f)	181,596
	Master Alternative Loan Trust
85,032	Series 2003-9-4A1 5.250%, 11/25/2033	87,191
84,977	Series 2004-5-1A1 5.500%, 06/25/2034	87,450
102,007	Series 2004-5-2A1 6.000%, 06/25/2034	104,471
377,689	Series 2004-8-2A1 6.000%, 09/25/2034	392,282
	Merrill Lynch Alternative Note Asset Trust
1,374,235	Series 2007-AF1-1AF2 5.750%, 05/25/2037	1,224,651
152,795	Series 2007-F1-2A8 6.000%, 03/25/2037	110,726
	Merrill Lynch Mortgage Investors Trust
700,843	Series 2006-1-1A 2.667%, 02/25/2036(f)	648,146
44,019	Series 2006-2-2A 2.372%, 05/25/2036(f)	42,452
92,379	Series 2007-1-3A 2.774%, 01/25/2037(f)	85,791
	Morgan Stanley Capital I Trust
446,000	Series 2007-HQ12-AM 5.715%, 04/12/2049(d)	449,733
285,000	Series 2011-C2-D 5.318%, 06/15/2044(b)(d)	304,749

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Morgan Stanley Mortgage Loan Trust
$ 5,984,011	Series 2005-9AR-2A 2.847%, 12/25/2035(d)	$5,073,777
4,806,154	Series 2006-11-2A2 6.000%, 08/25/2036	3,825,746
130,235	Series 2006-11-3A2 6.000%, 08/25/2036	118,371
701,303	Series 2006-7-3A 5.224%, 06/25/2036(d)	579,999
411,000	Series 2007-13-6A1 6.000%, 10/25/2037	336,579
	Morgan Stanley Re- Remic Trust
996,671	Series 2010-R9-3C 6.000%, 11/26/2036(b)(d)	987,324
	Motel 6 Trust
3,590,971	Series 2015-M6MZ-M 8.230%, 02/05/2020(b)(c)	3,365,458
	National City Mortgage Capital Trust
453,431	Series 2008-1-2A1 6.000%, 03/25/2038	473,590
	Prime Mortgage Trust
2,046,974	Series 2006-DR1-2A1 5.500%, 05/25/2035(b)	1,868,368
	Residential Accredit Loans, Inc.
1,955,576	Series 2006-QS10-A9 6.500%, 08/25/2036	1,637,286
1,194,763	Series 2006-QS14-A18 6.250%, 11/25/2036	994,030
974,698	Series 2006-QS17-A5 6.000%, 12/25/2036	796,222
964,951	Series 2006-QS2-1A4 5.500%, 02/25/2036	841,390
1,185,484	Series 2006-QS7-A3 6.000%, 06/25/2036	972,343
1,178,702	Series 2007-QS1-2A10 6.000%, 01/25/2037	952,873
1,747,386	Series 2007-QS3-A1 6.500%, 02/25/2037	1,419,125
4,194,883	Series 2007-QS6-A6 6.250%, 04/25/2037	3,571,158
961,876	Series 2007-QS8-A8 6.000%, 06/25/2037	789,188
2,919,168	Series 2007-QS9-A33 6.500%, 07/25/2037	2,476,161
	Residential Asset Securitization Trust
287,233	Series 2005-A8CB-A9 5.375%, 07/25/2035	252,411
530,271	Series 2006-A8-1A1 6.000%, 08/25/2036	479,163
380,387	Series 2007-A1-A8 6.000%, 03/25/2037	260,489
1,508,273	Series 2007-A2-1A2 6.000%, 04/25/2037	1,266,495
853,118	Series 2007-A5-2A5 6.000%, 05/25/2037	720,425
139,506	Series 2007-A6-1A3 6.000%, 06/25/2037	122,377
	Residential Funding Mortgage Securities I, Inc.
102,183	Series 2006-S1-1A3 5.750%, 01/25/2036	101,072
1,455,996	Series 2006-S4-A5 6.000%, 04/25/2036	1,376,677

Principal Amount^		Value
	SCG Trust
$ 200,000	Series 2013-SRP1-A 1.836%, 11/15/2026(b)(f)	$198,917
385,000	Series 2013-SRP1-B 2.936%, 11/15/2026(b)(f)	376,136
700,000	Series 2013-SRP1-C 3.686%, 11/15/2026(b)(f)	682,664
100,000	Series 2013-SRP1-D 3.780%, 11/15/2026(b)(f)	93,269
	Sequoia Mortgage Trust
7,000,000	Series 2013-4-A4 2.750%, 04/25/2043(d)	5,806,957
	Stanwich Mortgage Loan Trust
217,142	Series 2011-5-A 3.801%, 09/15/2037(b)(c)(d)	88,961
952,687	Series 2012-2-A 0.000%, 03/15/2047(b)(c)(d)	426,384
33,876	Series 2012-5-A 0.000%, 03/15/2051(b)(c)(d)	18,724
	Structured Adjustable Rate Mortgage Loan Trust
280,584	Series 2004-12-7A3 2.868%, 09/25/2034(f)	277,943
299,058	Series 2004-16-2A 2.625%, 11/25/2034(f)	292,259
237,557	Series 2004-6-1A 2.466%, 06/25/2034(f)	231,180
90,156	Series 2005-14-A1 0.743%, 07/25/2035(f)	64,333
782,872	Series 2005-15-1A1 2.979%, 07/25/2035(f)	632,164
1,486,227	Series 2005-22-3A1 3.208%, 12/25/2035(d)	1,217,147
2,814,224	Series 2008-1-A2 2.734%, 10/25/2037(f)	2,370,300
	Structured Asset Securities Corp.
15,418,053	Series 2007-4-1A3 5.699%, 03/28/2045(b)(f)(j)	2,902,145
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
124,056	Series 2004-20-8A7 5.750%, 11/25/2034	129,453
	Structured Asset Securities Corp. Trust
91,355	Series 2005-1-7A7 5.500%, 02/25/2035	92,905
2,035,856	Series 2005-5-2A2 5.500%, 04/25/2035	2,002,323
	Sunset Mortgage Loan Co. LLC
841,277	Series 2014-NPL1-A 3.228%, 08/16/2044(b)(e)	839,620
	Washington Mutual Mortgage Pass-Through Certificates Trust
60,376	Series 2004-CB2-2A 5.500%, 07/25/2034	62,196
879,004	Series 2005-1-5A1 6.000%, 03/25/2035	894,129
692,001	Series 2005-AR10-1A3 2.497%, 09/25/2035(f)	664,855
135,498	Series 2006-2-1A9 6.000%, 03/25/2036	125,342
1,174,307	Series 2006-5-1A5 6.000%, 07/25/2036	999,450
651,105	Series 2006-8-A6 4.658%, 10/25/2036(e)	388,231

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 554,330	Series 2006-AR19-2A 1.905%, 01/25/2047(f)	$475,652
4,748,520	Series 2007-5-A3 7.000%, 06/25/2037	3,038,058
476,298	Series 2007-HY5-2A3 2.089%, 05/25/2037(f)	417,034
	Wells Fargo Alternative Loan Trust
467,895	Series 2007-PA2-3A1 0.783%, 06/25/2037(f)	326,884
689,282	Series 2007-PA2-3A2 6.217%, 06/25/2037(f)(j)	185,835
	Wells Fargo Mortgage-Backed Securities Trust
40,257	Series 2003-J-1A9 2.735%, 10/25/2033(f)	40,290
247,440	Series 2003-M-A1 2.787%, 12/25/2033(f)	247,604
120,665	Series 2004-A-A1 2.835%, 02/25/2034(f)	120,098
94,975	Series 2004-O-A1 2.743%, 08/25/2034(f)	94,216
39,275	Series 2005-11-2A3 5.500%, 11/25/2035	40,754
53,791	Series 2005-12-1A2 5.500%, 11/25/2035	54,597
646,539	Series 2005-12-1A5 5.500%, 11/25/2035	656,222
177,630	Series 2005-16-A18 6.000%, 01/25/2036	175,143
101,740	Series 2005-AR10-2A4 2.794%, 06/25/2035(f)	101,911
333,026	Series 2006-AR19-A1 5.638%, 12/25/2036(f)	313,698
1,226,554	Series 2006-AR2-2A5 2.837%, 03/25/2036(f)	1,145,294
1,102,481	Series 2007-3-1A4 6.000%, 04/25/2037	1,079,509

TOTAL MORTGAGE-BACKED SECURITIES (Cost $305,632,098)		323,803,440

MUNICIPAL BONDS: 1.1%
Puerto Rico: 1.1%
	Commonwealth of Puerto Rico
16,800,000	8.000%, 07/01/2035	11,592,000
	Puerto Rico Commonwealth Gov’t Employees Retirement System
6,745,000	Series A 6.150%, 07/01/2038	2,065,656
2,300,000	Series C 6.150%, 07/01/2028	704,375

TOTAL MUNICIPAL BONDS (Cost $16,587,106)		14,362,031

Contracts		Value
PURCHASED OPTIONS: 0.1%
COMMON STOCKS: 0.1%
	ADT Corp. (The) Put Option
133	Exercise Price $38.00 Expiration Date: July 2016	5,320
268	Exercise Price $37.00 Expiration Date: July 2016	8,040
906	Exercise Price $36.00 Expiration Date: July 2016	4,530

Contracts		Value
COMMON STOCKS (CONTINUED)
	Affymetrix, Inc. Call Option
49	Exercise Price $15.00 Expiration Date: April 2016	$245
	Allergan Plc Put Option
45	Exercise Price $250.00 Expiration Date: January 2017	112,500
	Axiall Corp. Put Option
106	Exercise Price $17.50 Expiration Date: May 2016	7,155
	Centurylink, Inc. Call Option
46	Exercise Price $34.00 Expiration Date: April 2016	230
	Huntington Bancshares, Inc. Call Option
612	Exercise Price $10.00 Expiration Date: July 2016	19,584
	iShares Iboxx High Yield Corp. Put Option
4,140	Exercise Price $79.00 Expiration Date: April 2016	53,820
	LSB Industries, Inc. Call Option
56	Exercise Price $12.50 Expiration Date: June 2016	14,420
56	Exercise Price $10.00 Expiration Date: June 2016	22,120
	Marriott International, Inc. Call Option
95	Exercise Price $72.50 Expiration Date: April 2016	12,825
146	Exercise Price $75.00 Expiration Date: April 2016	8,760
	Mylan N.V. Call Option
15	Exercise Price $50.00 Expiration Date: July 2016	3,285
	Newell Rubbermaid, Inc. Call Option
301	Exercise Price $47.00 Expiration Date: June 2016	34,615
1,904	Exercise Price $46.00 Expiration Date: April 2016	68,544
	Rofin-sinar Technologies, Inc. Put Option
107	Exercise Price $25.00 Expiration Date: September 2016	9,898
131	Exercise Price $30.00 Expiration Date: September 2016	8,515
	Shire Plc Call Option
12	Exercise Price $170.00 Expiration Date: May 2016	14,040
12	Exercise Price $165.00 Expiration Date: May 2016	16,620
19	Exercise Price $170.00 Expiration Date: April 2016	11,780
	Shire Plc Put Option
79	Exercise Price $170.00 Expiration Date: July 2016	116,130
	Starwood Hotels & Resorts Worldwide, Inc. Call Option
10	Exercise Price $80.00 Expiration Date: April 2016	3,800
	Tivo, Inc. Call Option
155	Exercise Price $11.00 Expiration Date: April 2016	3,100
	Transocean Ltd. Put Option
930	Exercise Price $10.00 Expiration Date: January 2017	292,950

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Contracts		Value
COMMON STOCKS (CONTINUED)
	VMware, Inc Call Option
29	Exercise Price $60.00 Expiration Date: April 2016	$145
	VMware, Inc Put Option
256	Exercise Price $50.00 Expiration Date: April 2016	11,520

		864,491

Notional Amount		Value
CURRENCY OPTIONS: 0.0%
	Euro Put / NOK Call Put Option
2,775,000	Exercise Price $9.76 Expiration Date: July 2016	139,025
	NOK Call / SEK Put Call Option
28,500,000	Exercise Price $0.95 Expiration Date: July 2016	124,366
	USD Call / CAD Put Call Option
3,750,000	Exercise Price $1.41 Expiration Date: July 2016	9,491
	USD Put / NOK Call Put Option
2,775,000	Exercise Price $8.90 Expiration Date: July 2016	223,971

		496,853

Contracts		Value
EXCHANGE TRADED FUNDS: 0.0%
	iShares Russell 2000 ETF Put Option
306	Exercise Price $100.00 Expiration Date: May 2016	15,912
306	Exercise Price $101.00 Expiration Date: May 2016	18,666
491	Exercise Price $104.00 Expiration Date: May 2016	49,100
	SPDR S&P 500 ETF Trust Put Option
95	Exercise Price $187.00 Expiration Date: May 2016	6,080
95	Exercise Price $188.00 Expiration Date: May 2016	6,840
95	Exercise Price $189.00 Expiration Date: May 2016	7,505
95	Exercise Price $190.00 Expiration Date: May 2016	7,885
189	Exercise Price $191.00 Expiration Date: April 2016	2,079
189	Exercise Price $193.00 Expiration Date: April 2016	2,457
193	Exercise Price $192.00 Expiration Date: May 2016	20,458
193	Exercise Price $193.00 Expiration Date: May 2016	22,195

		159,177

Notional Amount		Value
INTEREST RATE SWAPTIONS: 0.0%
	Call - OTC - 1 Year Swap for the obligation to pay a fixed rate of 4.890% versus the 3 month LIBOR Call Option
325,000,000	Exercise Price $4.89 Expiration Date: August 2016	71,547

Notional Amount		Value
INTEREST RATE SWAPTIONS (CONTINUED)
	Call - OTC - 1 Year Swap for the obligation to pay a fixed rate of 8.480% versus the 3 month LIBOR Call Option
370,000,000	Exercise Price $8.48 Expiration Date: January 2017	$184,291
	Put - OTC - 10 Year Swap for the obligation to pay a fixed rate of 2.570% versus the 3 month LIBOR Put Option
27,300,000	Exercise Price $2.57 Expiration Date: September 2016	36,516

		292,354

TOTAL PURCHASED OPTIONS (Cost $3,232,634)		1,812,875

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 13.9%
TREASURY BILLS: 0.1%
	United States Treasury Bill
1,700,000	0.462%, 07/14/2016(a)	1,697,765

TOTAL TREASURY BILLS (Cost $1,697,765)		1,697,765

REPURCHASE AGREEMENTS: 13.8%
$189,243,000	FICC, 0.03%, 3/31/16, due 04/01/2016 [collateral: par value $34,530,000, U.S. Treasury Note, 1.250%, due 11/30/2018, value $35,005,967; par value $61,400,000, U.S. Treasury Note, 1.750%, due 03/31/2022, value $62,400,686; par value $8,580,000, U.S. Treasury Note, 1.750%, due 09/30/2022, value $8,698,385; par value $84,510,000, U.S. Treasury Note, 1.875%, due 10/31/2022, value $86,943,992] (proceeds $189,243,000)	$189,243,000

TOTAL REPURCHASE AGREEMENTS (Cost $189,243,000)		189,243,000

TOTAL SHORT-TERM INVESTMENTS (Cost $190,940,765)		190,940,765

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,349,228,065): 99.9%		1,368,371,270

Other Assets in Excess of Liabilities: 0.1%		983,686

NET ASSETS: 100.0%		$1,369,354,956

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
CLO	Collateralized Loan Obligation.
ETF	Exchange Traded Fund.
GDR	Global Depository Receipt.
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate.
LP	Limited Partnership.
*	Non-Income Producing Security.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Securities with an aggregate fair value of $119,344,596 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(c)	Illiquid securities at March 31, 2016, at which time the aggregate value of these illiquid securities is $16,754,895 or 1.2% of net assets.
(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2016.
(e)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2016.
(f)	Floating Interest Rate.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to thesettlement date, including coupon rate, which will be adjusted on settlement date.
(h)	Perpetual Call.
(i)	Security is currently in default and/or non-income producing.
(j)	Interest Only security. Security with a notional or nominal principal amount.
(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Principal Only security.

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$1,349,228,065

Gross unrealized appreciation	77,275,364
Gross unrealized depreciation	(58,132,159)

Net unrealized appreciation	$19,143,205

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: (9.3)%
(91,886)	Alibaba Group Holding Ltd. ADR*	$(7,261,751)
(4,201)	Autoliv, Inc.	(497,734)
(21,400)	B&G Foods, Inc.	(744,934)
(20,334)	Ball Corp.	(1,449,611)
(8,251)	Bayerische Motoren Werke AG	(758,310)
(17,678)	BorgWarner, Inc.	(678,835)
(31,483)	Boyd Gaming Corp.*	(650,439)
(456)	Cable One, Inc.	(199,331)
(21,200)	Canadian Imperial Bank of Commerce	(1,585,587)
(11,090)	Caterpillar, Inc.	(848,829)
(76,186)	Centene Corp.*	(4,690,772)
(18,978)	CenturyLink, Inc.	(606,537)
(37,675)	Charter Communications, Inc. Class A*	(7,626,550)
(100)	Chelsea Therapeutics International	(6)
(20,963)	Cie Financiere Richemont S.A.	(1,390,241)
(19,300)	CONSOL Energy, Inc.	(217,897)
(9,857)	Daimler AG	(756,271)
(16,700)	Dana Holding Corp.	(235,303)
(116,161)	DBS Group Holdings Ltd.	(1,326,864)
(9,651)	Expedia, Inc.	(1,040,571)
(53,728)	Fastenal Co.	(2,632,672)
(210,220)	First Quantum Minerals Ltd.	(1,108,468)
(57,805)	Ford Motor Co.	(780,367)
(6,217)	Fortis, Inc.	(195,459)
(59,739)	Franklin Resources, Inc.	(2,332,808)
(59,147)	Frontier Communications Corp.	(330,632)
(95,535)	Gaming and Leisure Properties, Inc.	(2,953,942)
(23,286)	General Motors Co.	(731,879)
(541,822)	Glencore Plc	(1,225,588)
(69,673)	Global Payments, Inc.	(4,549,647)
(8,636)	Goldman Sachs Group, Inc. (The)	(1,355,679)
(27,969)	Gray Television, Inc.*	(327,797)
(19,021)	HDFC Bank Ltd. ADR	(1,172,264)
(7,405)	Hewlett Packard Enterprise Co.	(131,291)
(595,030)	Huntington Bancshares, Inc.	(5,676,586)
(8,739)	Illumina, Inc.*	(1,416,679)
(12,779)	International Business Machines Corp.	(1,935,380)
(9,511)	Interval Leisure Group, Inc.	(137,339)
(28,405)	Kohl’s Corp.	(1,323,957)
(31,786)	Lam Research Corp.	(2,625,524)
(11,200)	LSB Industries, Inc.*	(142,800)
(10,515)	Magna International, Inc.	(451,724)
(18,103)	Marriott International, Inc. Class A	(1,288,572)
(6,855)	Microchip Technology, Inc.	(330,411)
(87,625)	Micron Technology, Inc.*	(917,434)
(60,424)	Mitel Networks Corp.*	(494,268)
(30,951)	Mobileye N.V.*	(1,154,163)
(19,175)	Molson Coors Brewing Co. Class B	(1,844,251)
(22,854)	Monsanto Co.	(2,005,210)
(24,187)	Mosaic Co. (The)	(653,049)
(38,987)	Murphy Oil Corp.	(982,082)
(176,568)	Newell Rubbermaid, Inc.	(7,820,197)

Shares		Value
(19,353)	Novo Nordisk A/S Class B	$(1,050,633)
(17,562)	PayPal Holdings, Inc.*	(677,893)
(26,592)	Penn National Gaming, Inc.*	(443,820)
(5,400)	Pennsylvania Real Estate Investment Trust	(117,990)
(158,234)	Pfizer, Inc.	(4,690,056)
(2,000)	Pitney Bowes, Inc.	(43,080)
(40,053)	Potash Corp. of Saskatchewan, Inc.	(681,702)
(5,670)	Primerica, Inc.	(252,485)
(26,794)	Rovi Corp.*	(549,545)
(172,208)	Schlumberger Ltd.	(12,700,340)
(6,821)	Shire Plc ADR	(1,172,530)
(13,285)	Sinclair Broadcast Group, Inc. Class A	(408,514)
(31,198)	Staples, Inc.	(344,114)
(4,054)	Swatch Group AG (The)	(1,409,222)
(2,133)	T-Mobile US, Inc.*	(81,694)
(18,629)	Target Corp.	(1,532,794)
(16,626)	TEGNA, Inc.	(390,046)
(340,300)	Tencent Holdings Ltd.	(6,953,583)
(2,880)	Tesla Motors, Inc.*	(661,738)
(6,319)	United Technologies Corp.	(632,532)
(17,820)	Varian Medical Systems, Inc.*	(1,425,956)
(826)	VMware, Inc. Class A*	(43,208)
(8,868)	Waste Connections, Inc.	(572,784)
(19,978)	Western Digital Corp.	(943,761)
(3,064)	Westlake Chemical Corp.	(141,863)
(21,392)	Whole Foods Market, Inc.	(665,505)
(78,782)	Woolworths Ltd.	(1,336,455)
(18,194)	Workday, Inc. Class A*	(1,398,027)
(1,000)	WW Grainger, Inc.	(233,430)
(68,998)	Xerox Corp.	(770,018)
(70,700)	Yahoo Japan Corp.	(301,199)
(28,288)	Zillow Group, Inc. Class C*	(671,274)

TOTAL COMMON STOCKS (Proceeds $122,770,658)		(126,892,283)

EXCHANGE-TRADED FUNDS: (0.5)%
(6,503)	Consumer Staples Select Sector SPDR Fund	(344,984)
(17,290)	iShares Nasdaq Biotechnology ETF	(4,509,405)
(3,376)	SPDR S&P Dividend ETF	(269,843)
(111,380)	WisdomTree India Earnings Fund	(2,173,024)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $7,177,927)		(7,297,256)

Principal Amount^		Value
CORPORATE BONDS: (0.3)%
	CenturyLink, Inc.
(976,000)	5.625%, 04/01/2025	(877,180)
	CSC Holdings LLC
(2,379,000)	5.250%, 06/01/2024	(2,126,231)
	National Oilwell Varco, Inc.
(605,000)	2.600%, 12/01/2022	(516,229)

TOTAL CORPORATE BONDS (Proceeds $3,501,803)		(3,519,640)

TOTAL SECURITIES SOLD SHORT (Proceeds $133,450,388)		$(137,709,179)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at March 31, 2016 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Euro-Bund	(104)	$(19,343,681)	06/2016	$(238,386)
S&P500 E Mini Index	(158)	(16,206,850)	06/2016	(336,134)
Eurodollars 3 Month	(279)	(69,174,563)	12/2016	(346,527)
Eurodollars 3 Month	(267)	(66,059,137)	12/2017	(566,854)

	(808)	$(170,784,231)		$(1,487,901)

SCHEDULE OF SWAPS at March 31, 2016 (Unaudited)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Unrealized
Counterparty	Notional Amount(1)		Maturity Date	Payment Received	Payment Made	Appreciation/ (Depreciation)*
Bank of America N.A.	ZAR	2,000,000	5/08/2025	3 month JIBAR	7.950%	$5,931
Barclays Bank plc	ZAR	72,000,000	5/05/2025	3 month JIBAR	7.950	213,474

						$219,405

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(1)	Notional amounts are denominated in foreign currency.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2016	Notional Amount	Fair Value	Upfront Premiums Paid	Unrealized Appreciation / (Depreciation)
Republic of Turkey 11.875%, 01/15/2030 (Buy Protection)	6/20/2021	Barclays Bank plc	(1.000%)	2.517%	$(1,550,000)	$113,451	$111,491	$1,960
United Mexican States 5.950%, 03/19/2019 (Buy Protection)	6/20/2021	Barclays Bank plc	(1.000%)	1.575%	(1,550,000)	44,124	44,488	(364)
Transocean, Inc. 7.375%, 04/15/2018 (Buy Protection)	12/20/2020	Citibank N.A.	(1.000%)	15.188%	(3,500,000)	1,551,956	1,356,250	195,706
United Mexican States 5.950%, 03/19/2019 (Buy Protection)	6/20/2021	Citibank N.A.	(1.000%)	1.575%	(1,785,000)	50,813	50,592	221

						$1,760,344	$1,562,821	$197,523

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS at March 31, 2016 (Unaudited)

Contracts		Value
Common Stocks: (0.0)%
	ADT Corp. (The) Call Option
(704)	Exercise Price $42.00 Expiration Date: July 2016	$(3,520)
	Affymetrix, Inc. Call Option
(23)	Exercise Price $15.00 Expiration Date: May 2016	(115)
	Altria Group, Inc. Call Option
(17)	Exercise Price $63.00 Expiration Date: April 2016	(1,054)
	Atmel Corp. Call Option
(8)	Exercise Price $9.00 Expiration Date: August 2016	(40)
	Axiall Corp. Call Option
(32)	Exercise Price $22.50 Expiration Date: April 2016	(1,760)
	Centurylink, Inc. Put Option
(46)	Exercise Price $27.00 Expiration Date: April 2016	(230)
	Chevron Corp. Call Option
(17)	Exercise Price $98.50 Expiration Date: April 2016	(1,649)
(17)	Exercise Price $100.00 Expiration Date: April 2016	(340)
	Danaher Corp. Call Option
(14)	Exercise Price $97.50 Expiration Date: April 2016	(385)
	Dow Chemical Co. (The) Call Option
(16)	Exercise Price $53.00 Expiration Date: April 2016	(192)
	Exelon Corp. Call Option
(16)	Exercise Price $35.00 Expiration Date: April 2016	(1,808)
	Exxon Mobil Corp. Call Option
(36)	Exercise Price $87.50 Expiration Date: April 2016	(360)
	Hilton Worldwide Holdings, Inc. Call Option
(55)	Exercise Price $23.00 Expiration Date: April 2016	(1,980)
	ishares Iboxx High Yield Corp. Put Option
(4,140)	Exercise Price $75.00 Expiration Date: April 2016	(20,700)
	Johnson & Johnson Call Option
(25)	Exercise Price $110.00 Expiration Date: April 2016	(800)
	JPMorgan Chase & Co. Call Option
(87)	Exercise Price $61.00 Expiration Date: April 2016	(4,089)
	LSB Industries, Inc. Put Option
(56)	Exercise Price $7.50 Expiration Date: June 2016	(2,380)
(50)	Exercise Price $7.50 Expiration Date: April 2016	(250)
	Marriott International, Inc. Put Option
(109)	Exercise Price $67.50 Expiration Date: May 2016	(20,165)
(132)	Exercise Price $67.50 Expiration Date: April 2016	(9,240)
	Mead Johnson Nutrition Co. Call Option
(16)	Exercise Price $95.00 Expiration Date: April 2016	(616)

Contracts		Value
Common Stocks (continued)
	Microsoft Corp. Call Option
(131)	Exercise Price $55.00 Expiration Date: April 2016	$(12,314)
	Nexstar Broadcasting Group, Inc. Call Option
(35)	Exercise Price $50.00 Expiration Date: April 2016	(525)
	Nexstar Broadcasting Group, Inc. Put Option
(70)	Exercise Price $45.00 Expiration Date: April 2016	(12,425)
	Nextera Energy, Inc. Call Option
(24)	Exercise Price $120.00 Expiration Date: April 2016	(1,800)
(24)	Exercise Price $125.00 Expiration Date: May 2016	(1,440)
	Pepsico, Inc. Call Option
(25)	Exercise Price $103.00 Expiration Date: April 2016	(3,125)
	Pfizer, Inc. Call Option
(73)	Exercise Price $31.00 Expiration Date: April 2016	(292)
	Philip Morris International, Inc. Call Option
(12)	Exercise Price $97.50 Expiration Date: April 2016	(2,676)
	Procter & Gamble Co. (The) Call Option
(25)	Exercise Price $84.50 Expiration Date: April 2016	(450)
	QUALCOMM, Inc. Call Option
(76)	Exercise Price $54.50 Expiration Date: April 2016	(3,382)
	Sempra Energy Call Option
(17)	Exercise Price $110.00 Expiration Date: May 2016	(1,020)
	Starwood Hotels & Resorts Worldwide, Inc. Call Option
(81)	Exercise Price $77.50 Expiration Date: May 2016	(52,650)
	Texas Instruments, Inc. Call Option
(23)	Exercise Price $58.00 Expiration Date: April 2016	(851)
	Transocean Ltd. Put Option
(930)	Exercise Price $10.00 Expiration Date: January 2017	(292,950)
	Tyco International Plc Call Option
(37)	Exercise Price $38.00 Expiration Date: April 2016	(592)
	United Technologies Corp. Call Option
(22)	Exercise Price $102.00 Expiration Date: April 2016	(1,243)
	Verizon Communications, Inc. Call Option
(82)	Exercise Price $54.50 Expiration Date: April 2016	(3,280)
	Wells Fargo & Co. Call Option
(116)	Exercise Price $50.50 Expiration Date: April 2016	(1,740)

		(464,428)

Exchange Traded Funds: (0.0%)
	iShares Russell 2000 ETF Put Option
(491)	Exercise Price $98.00 Expiration Date: May 2016	(20,131)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

Contracts		Value
Exchange Traded Funds (continued)
(306)	Exercise Price $96.00 Expiration Date: May 2016	$(9,180)
(306)	Exercise Price $95.00 Expiration Date: May 2016	(8,568)
	SPDR S&P 500 ETF Trust Put Option
(193)	Exercise Price $183.00 Expiration Date: May 2016	(8,878)
(193)	Exercise Price $182.00 Expiration Date: May 2016	(8,299)
(95)	Exercise Price $180.00 Expiration Date: May 2016	(3,515)
(95)	Exercise Price $179.00 Expiration Date: May 2016	(3,420)
(95)	Exercise Price $178.00 Expiration Date: May 2016	(2,850)
(95)	Exercise Price $177.00 Expiration Date: May 2016	(2,755)
(189)	Exercise Price $183.00 Expiration Date: April 2016	(945)
(189)	Exercise Price $181.00 Expiration Date: April 2016	(756)

Notional Amount		Value
Interest Rate Swaptions: (0.0%)
	Call - OTC - 10 Year Swap for the obligation to pay a fixed rate of 3.070% versus the 3 month LIBOR Call Option
(27,300,000)	Exercise Price $3.07 Expiration Date: September 2016	(6,860)

Total Written Options (premiums $995,402)		$(540,585)

The premium amount and the number of option contracts written during the period ended March 31, 2016, were as follows:

	Alternative Strategies Fund
	Premium Amount	Number of Contracts
Options outstanding at December 31, 2015	$491,161	27,301,127
Options Written	1,096,685	14,541
Options Closed	(425,614)	(3,856)
Options Exercised	(21,126)	(291)
Options Expired	(145,704)	(1,855)

Options outstanding at March 31, 2016	$995,402	27,309,666

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2016 (Unaudited)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - At March 31, 2016, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2016	Fund Delivering	U.S. $ Value at March 31, 2016	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/1/2016	EUR	$6,946,983	USD	$6,920,450	$26,533	$—
	4/1/2016	HUF	6,623,646	USD	6,431,491	192,155	—
	4/1/2016	USD	6,701,399	EUR	6,946,983	—	(245,584)
	4/1/2016	USD	6,581,320	HUF	6,623,646	—	(42,326)
	4/11/2016	USD	1,200,433	BRL	1,278,521	—	(78,088)
	4/11/2016	USD	661,976	MXN	690,632	—	(28,656)
	4/21/2016	USD	8,299,558	TWD	8,463,494	—	(163,936)
	5/3/2016	HUF	6,619,220	USD	6,577,762	41,458	—
	5/3/2016	USD	6,077,456	BRL	6,900,849	—	(823,393)
	5/3/2016	USD	6,926,733	EUR	6,953,001	—	(26,268)
	5/11/2016	USD	4,874,360	KRW	5,066,804	—	(192,444)
	9/19/2016	USD	7,580,351	CNY	7,688,465	—	(108,114)
Commonwealth Bank of Australia Sydney	5/9/2016	USD	1,632,148	NZD	1,700,044	—	(67,896)
	5/9/2016	USD	3,278,419	NZD	3,386,267	—	(107,848)
	6/7/2016	AUD	6,888,112	NZD	6,806,753	81,359	—
Credit Suisse International	4/21/2016	USD	3,380,916	IDR	3,384,872	—	(3,956)
	4/22/2016	USD	1,963,832	COP	2,182,657	—	(218,825)
	4/29/2016	COP	4,782,578	USD	4,254,690	527,888	—
	4/29/2016	EUR	273,528	USD	268,987	4,541	—
	4/29/2016	EUR	911,762	USD	909,164	2,598	—
	4/29/2016	EUR	153,860	USD	153,078	782	—
	4/29/2016	EUR	410,293	USD	410,060	233	—
	4/29/2016	EUR	888,967	USD	889,443	—	(476)
	4/29/2016	USD	3,428,355	EUR	3,494,327	—	(65,972)
Deutsche Bank Securities, Inc.	4/29/2016	USD	3,524,186	EUR	3,587,783	—	(63,597)
	5/2/2016	CLP	6,842,069	USD	6,301,653	540,416	—
	5/2/2016	USD	3,077,014	CLP	3,148,100	—	(71,086)
	5/2/2016	USD	3,613,884	CLP	3,693,969	—	(80,085)
Goldman Sachs & Co.	6/15/2016	EUR	629,562	USD	618,132	11,430	—
	6/15/2016	USD	716,662	CAD	739,717	—	(23,055)
	6/15/2016	USD	5,236,920	CAD	5,384,554	—	(147,634)
	6/15/2016	USD	281,301	EUR	288,530	—	(7,229)
	6/15/2016	USD	219,422	GBP	219,344	78	—
	6/15/2016	USD	174,480	GBP	174,468	12	—
	6/15/2016	USD	58,536	GBP	58,684	—	(148)
	6/15/2016	USD	96,503	GBP	96,799	—	(296)
	6/15/2016	USD	114,140	GBP	114,490	—	(350)
	6/15/2016	USD	58,028	GBP	58,684	—	(656)
	6/15/2016	USD	93,697	GBP	95,073	—	(1,376)
	6/15/2016	USD	309,173	GBP	314,849	—	(5,676)
	6/15/2016	USD	4,729,253	GBP	4,752,216	—	(22,963)
Goldman Sachs International	6/15/2016	EUR	2,902,078	USD	2,850,665	51,413	—
	6/15/2016	EUR	1,031,540	USD	1,014,487	17,053	—
	6/15/2016	EUR	694,504	USD	690,570	3,934	—
	6/15/2016	USD	58,521	CHF	60,406	—	(1,885)
	6/15/2016	USD	380,233	EUR	386,685	—	(6,452)
	6/15/2016	USD	18,100,269	EUR	18,473,339	—	(373,070)
	6/15/2016	USD	200,475	GBP	200,358	117	—
	6/15/2016	USD	1,717	GBP	1,726	—	(9)
	6/15/2016	USD	18,751	GBP	18,842	—	(91)
	6/15/2016	USD	61,027	GBP	61,704	—	(677)
	6/15/2016	USD	122,866	GBP	123,696	—	(830)
	6/15/2016	USD	142,716	GBP	144,408	—	(1,692)
	6/15/2016	USD	207,225	GBP	209,276	—	(2,051)
Morgan Stanley & Co.	4/29/2016	USD	129,013	MXN	131,135	—	(2,122)
	4/29/2016	USD	3,345,362	ZAR	3,523,444	—	(178,082)
	9/19/2016	USD	533,571	CNY	553,570	—	(19,999)

			$154,790,903		$156,473,796	$1,502,000	$(3,184,893)

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price (“NOCP”). Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the securities are valued at fair value as determined in good faith by the Investment Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Senior Term Loans. The Alternative Strategies Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s investment may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Short sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Funds’ policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At March 31, 2016 the Funds ongoing exposure to the economic return on repurchase agreements is shown on the Schedule of Investments.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency transactions. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on foreign currency transactions. Counterparties to these forward contracts are major U.S. financial institutions.

Financial Futures Contracts. Each Fund may invest in financial futures contracts primarily for the purpose of hedging its existing portfolio securities, or securities that each Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, each Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, each Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended March 31, 2016 the Alternatives Strategies Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of March 31, 2016, there were no restricted securities held by the Funds.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or an independent pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of March 31, 2016. These assets and liabilities are measured on a recurring basis.

Equity Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$298,890,528	$—	$—	$298,890,528

Total Equity	298,890,528	—	—	298,890,528

Short-Term Investments
Repurchase Agreements	—	14,227,000	—	14,227,000

Total Investments in Securities	$298,890,528	$14,227,000	$—	$313,117,528

(a)	See Fund’s Schedule of Investments for sector classifications.

There were no transfers between any levels in the Fund as of March 31, 2016.

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Australia	$23,965,496	$—	$—	$23,965,496
Belgium	22,040,884	—	—	22,040,884
Brazil	8,140,144	—	—	8,140,144
China	29,457,174	—	—	29,457,174
Denmark	58,349,202	—	—	58,349,202
Finland	42,622,023	—	—	42,622,023
France	148,845,284	—	—	148,845,284
Germany	74,074,070	—	—	74,074,070
Ireland	26,025,445	—	—	26,025,445
Japan	104,638,319	—	—	104,638,319
Mexico	10,286,516	—	—	10,286,516
Netherlands	58,308,760	—	—	58,308,760
Philippines	12,616,399	—	—	12,616,399
South Korea	12,952,501	—	—	12,952,501
Spain	58,438,745	—	—	58,438,745
Switzerland	81,976,661	—	—	81,976,661
United Kingdom	232,234,397	—	—	232,234,397
United States	53,755,650	—	—	53,755,650

Total Equity	1,058,727,670	—	—	1,058,727,670

Short-Term Investments
United States	—	54,078,000	—	54,078,000

Total Short-Term Investments	—	54,078,000	—	54,078,000

Total Investments in Securities	$1,058,727,670	$54,078,000	$—	$1,112,805,670

Other Financial Instruments*
Forwards Foreign Currency ExchangeContracts	$(4,285,525)	$—	$—	$(4,285,525)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Transfer from Level 2 to Level 1 in the amount of $908,204,667 in the International Fund. The fund did not adjust the value of securities that did not trade during NYSE hours as of 3/31/15, hence all securities were valued based on closing local market prices. As of 12/31/15 the fund adjusted the closing local market prices to reflect material changes in prices between the close of the local markets and the close of trading on the NYSE, consistent with the Trust’s valuation procedures.

Smaller Companies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$33,996,255	$—	$—	$33,996,255

Total Equity	33,996,255	—	—	33,996,255

Short-Term Investments
Repurchase Agreements	—	4,829,000	—	4,829,000

Total Investments in Securities in Assets	$33,996,255	$4,829,000	$—	$38,825,255

(b)	See Fund’s Schedule of Investments for sector classifications.

There were no transfers between any levels in the Fund as of March 31, 2016.

Alternative Strategies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$487,854,987	$732,104	$1,196,270	**	$489,783,361
Exchange-Traded Funds	1,250,224	—	—		1,250,224
Limited Partnerships	—	—	1,399,925	**	1,399,925
Preferred Stocks	656,776	—	1,666,000	**	2,322,776

Total Equity	489,761,987	732,104	4,262,195	**	494,756,286

Short-Term Investments
Treasury Bills	—	1,697,765	—		1,697,765
Repurchase Agreements	—	189,243,000	—		189,243,000

Total Short-Term Investments	—	190,940,765	—		190,940,765

Fixed Income
Asset-Backed Securities	—	41,690,747	2,549,908	**	44,240,655
Bank Loans	—	10,159,441	—		10,159,441
Convertible Bonds	—	9,010,105	—		9,010,105
Corporate Bonds	—	250,249,218	2,920,833	**	253,170,051
Foreign Government Agencies	—	2,014,521	—		2,014,521
Government Securities & Agency Issue	—	24,101,100	—		24,101,100
Mortgage-Backed Securities	—	323,493,521	309,919	(1)	323,803,440
Municipal Bonds	—	14,362,031	—		14,362,031

Total Fixed Income	—	675,080,684	5,780,660	**	680,861,344

Purchased Options	1,023,668	789,207	—		1,812,875

Total Investments in Securities in Assets	$490,785,655	$867,542,760	$10,042,855		$1,368,371,270

Short Sales
Common Stocks	(126,892,277)	—	(6	)**	(126,892,283)
Exchange-Traded Funds	(7,297,256)	—	—		(7,297,256)
Corporate Bonds	—	(3,519,640)	—		(3,519,640)

Total Short Sales	(134,189,539)	(3,519,640)	(6	)**	(137,709,179)

Total Investments in Securities in Liabilities	$(134,189,539)	$(3,519,640)	$(6	)**	$(137,709,179)

Other Financial Instruments*
Forwards Foreign Currency Exchange Contracts	$—	$(1,682,893)	$—		$(1,682,893)
Futures	(1,487,901)	—	—		(1,487,901)
Swaps – Interest Rate	—	219,405	—		219,405
Swaps - Credit Default	—	197,523	—		197,523
Written Options	(533,725)	(6,860)	—		(540,585)

(a)	See Fund’s Schedule of Investments for sector classifications.
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.
**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1)	These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

Transfer from Level 2 to Level 3 in the amount of $49,714 in the Alternative Strategies Fund was to account for the potential discount for selling odd-lot fixed income securities at the round-lot prices provided by pricing services.

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•	Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba through C by Moody’s Investors Service (“Moody’s”) or BB through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•	Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

•	Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•	Credit Risk. This is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

•	Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Fund may invest in foreign currencies for investment and hedging purposes.

•	Debt Securities Risk. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates. In recent years, dealer capacity in the debt and fixed income markets appears to have undergone fundamental changes, including a reduction in dealer market-making capacity. These changes have the potential to decrease substantially liquidity and increase volatility in the debt and fixed income markets.

•	Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

• Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

• Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Alternative Strategies Fund’s net asset value to greater volatility.

• P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

• Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Alternative Strategies Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•	Distressed Companies Risk. The Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

•	Emerging Markets Risk. The Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•	Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

•	Interest Rate Risk. This is the risk that debt securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

•	Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

•	Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in the Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Fund.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Fund invests may be renegotiated or terminated.

•	Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

•	Multi-Style Management Risk. Because portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

•	Smaller Companies Risk. The Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•	Short Sale Risk. This is the risk that the value of a security the Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

•	Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

Item 2.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Litman Gregory Funds Trust

By (Signature and Title) /s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date May 27, 2016

By (Signature and Title) /s/ John Coughlan
John Coughlan, Treasurer and Principal Financial Officer

Date May 27, 2016